Schedule of Investments (unaudited)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.7%
BBCMS Mortgage Trust, 5.40%, 09/15/57	$250	$262,594
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	199,032
Federal Home Loan Mortgage Corp.
4.40%, 06/25/35(a)	100	100,214
5.00%, 02/25/35(a)	100	104,904
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 4.50%, 07/25/33(a)	500	509,084
Morgan Stanley Capital I Trust
2.32%, 10/15/54	250	222,960
Series 2021-L7, Class A5, 2.57%, 10/15/54	500	450,619
		1,849,407
Total Collateralized Mortgage Obligations — 0.7% (Cost: $1,798,037)		1,849,407
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(b)	10	10,413
7.50%, 03/15/33(b)	10	10,543
Dotdash Meredith Inc., 7.63%, 06/15/32(b)	25	22,618
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	10	9,017
5.38%, 06/15/33	9	9,129
Lamar Media Corp.
3.63%, 01/15/31	5	4,715
5.38%, 11/01/33(b)	10	10,028
Neptune Bidco U.S. Inc., 10.38%, 05/15/31(b)	10	10,113
Omnicom Group Inc., 2.60%, 08/01/31	25	22,733
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)	10	10,604
		119,913
Aerospace & Defense — 0.3%
ATI Inc.
5.13%, 10/01/31	5	5,014
7.25%, 08/15/30	10	10,552
BAE Systems PLC, 5.30%, 03/26/34(b)	30	31,311
Boeing Co. (The)
3.25%, 02/01/35	30	26,280
3.60%, 05/01/34	10	9,123
3.63%, 02/01/31	25	24,033
6.39%, 05/01/31	10	10,895
6.53%, 05/01/34	50	55,614
Bombardier Inc.
6.75%, 06/15/33(b)	20	21,138
7.00%, 06/01/32(b)(c)	15	15,809
7.25%, 07/01/31(b)	15	15,973
7.45%, 05/01/34(b)	10	11,197
8.75%, 11/15/30(b)	10	10,794
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(b)	15	15,282
Embraer Netherlands Finance BV, 5.98%, 02/11/35	10	10,612
General Dynamics Corp., 4.95%, 08/15/35	5	5,138
General Electric Co., 6.75%, 03/15/32	25	28,516
Goat Holdco LLC, 6.75%, 02/01/32(b)	15	15,397
Hexcel Corp., 5.88%, 02/26/35	5	5,272
Security	Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies Inc.
4.85%, 04/27/35	$10	$10,042
5.35%, 06/01/34	20	20,806
5.40%, 07/31/33	45	47,207
Lockheed Martin Corp.
4.75%, 02/15/34	45	45,745
4.80%, 08/15/34	10	10,177
5.00%, 08/15/35	20	20,528
Northrop Grumman Corp.
4.70%, 03/15/33	40	40,588
5.25%, 07/15/35	10	10,431
RTX Corp.
2.38%, 03/15/32	40	35,747
5.15%, 02/27/33	60	62,521
6.00%, 03/15/31	50	54,062
6.10%, 03/15/34	25	27,598
Spirit AeroSystems Inc., 9.75%, 11/15/30(b)	20	21,911
TransDigm Inc.
6.00%, 01/15/33(b)	30	30,700
6.25%, 01/31/34(b)	10	10,387
6.38%, 05/31/33(b)	50	51,382
6.63%, 03/01/32(b)	35	36,391
6.75%, 01/31/34(b)	10	10,468
6.88%, 12/15/30(b)	35	36,501
7.13%, 12/01/31(b)	15	15,748
		926,890
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	60	53,132
5.25%, 08/06/35	15	15,270
5.63%, 02/06/35	15	15,639
Archer-Daniels-Midland Co.
4.50%, 08/15/33	30	30,157
5.38%, 09/15/35	25	26,575
BAT Capital Corp.
2.73%, 03/25/31	25	23,051
4.63%, 03/22/33	5	4,985
4.74%, 03/16/32	15	15,185
5.63%, 08/15/35	20	20,964
6.00%, 02/20/34	15	16,132
6.42%, 08/02/33	30	33,206
7.75%, 10/19/32	20	23,420
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	10	9,227
3.20%, 04/21/31	10	9,424
4.65%, 09/17/34	10	9,904
5.15%, 08/04/35	15	15,350
Cargill Inc.
1.70%, 02/02/31(b)	35	30,997
2.13%, 11/10/31(b)	10	8,893
4.00%, 06/22/32(b)	25	24,546
5.13%, 10/11/32(b)	30	31,180
5.13%, 02/11/35(b)	10	10,405
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	25	26,435
Philip Morris International Inc.
4.25%, 10/29/32	25	24,664
4.63%, 10/29/35	25	24,616
4.88%, 04/30/35	25	25,216
5.25%, 02/13/34	60	62,276
5.38%, 02/15/33	50	52,441

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.75%, 11/17/32	$85	$91,193
Reynolds American Inc., 5.70%, 08/15/35	10	10,518
		745,001
Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33	4	3,297
Series A, Class A, 2.88%, 01/11/36	8	7,683
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	5	5,020
British Airways Pass-Through Trust
Class A, 2.90%, 09/15/36(b)	8	7,478
Series 2019-1, Class AA, 3.30%, 06/15/34(b)	7	6,948
JetBlue Airways Corp., 9.88%, 09/20/31(b)	44	43,445
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	7	6,369
Series 2019-1, Class AA, 2.75%, 11/15/33	7	6,413
Southwest Airlines Co., 5.25%, 11/15/35	25	24,474
United Airlines Pass-Through Trust
Series 2019, Class AA, 4.15%, 02/25/33	3	3,113
Series 2019-2, Class AA, 2.70%, 11/01/33	4	3,350
		117,590
Apparel — 0.1%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(b)(d)	50	54,247
Champ Acquisition Corp., 8.38%, 12/01/31(b)	10	10,643
Crocs Inc., 4.13%, 08/15/31(b)	8	7,388
Hanesbrands Inc., 9.00%, 02/15/31(b)	10	10,556
Levi Strauss & Co., 3.50%, 03/01/31(b)	10	9,353
S&S Holdings LLC, 8.38%, 10/01/31(b)	10	9,453
Tapestry Inc.
3.05%, 03/15/32	25	22,730
5.50%, 03/11/35	15	15,384
VF Corp., 6.00%, 10/15/33	5	4,866
		144,620
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31(b)	17	15,857
5.88%, 12/01/33(b)	15	15,140
American Honda Finance Corp.
4.90%, 01/10/34	15	15,129
5.05%, 07/10/31	20	20,587
5.20%, 03/05/35	15	15,295
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	20	17,568
2.55%, 04/01/31(b)	15	13,715
3.70%, 04/01/32(b)	10	9,553
4.85%, 08/13/31(b)	15	15,309
5.15%, 08/11/33(b)	10	10,325
5.15%, 04/02/34(b)	10	10,237
5.20%, 08/11/35(b)	15	15,231
5.40%, 03/21/35(b)(c)	10	10,400
Cummins Inc.
4.70%, 02/15/31	25	25,622
5.15%, 02/20/34	25	26,011
5.30%, 05/09/35	20	20,870
Daimler Truck Finance North America LLC, 5.63%, 01/13/35(b)	10	10,391
Ford Motor Co.
3.25%, 02/12/32	83	72,997
6.10%, 08/19/32	95	97,924
7.45%, 07/16/31	40	44,295
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
3.63%, 06/17/31	$33	$30,143
6.13%, 03/08/34	15	15,255
6.50%, 02/07/35	10	10,409
General Motors Co.
5.00%, 04/01/35(c)	20	19,796
5.60%, 10/15/32	25	26,222
6.25%, 04/15/35	25	26,791
General Motors Financial Co. Inc.
2.35%, 01/08/31	10	8,982
2.70%, 06/10/31	19	17,196
3.10%, 01/12/32	45	40,994
5.45%, 09/06/34	20	20,370
5.75%, 02/08/31	10	10,529
5.90%, 01/07/35	25	26,143
5.95%, 04/04/34	30	31,574
6.10%, 01/07/34	45	47,884
6.15%, 07/15/35	20	21,223
6.40%, 01/09/33	29	31,395
Honda Motor Co. Ltd.
2.97%, 03/10/32	50	45,877
5.34%, 07/08/35	25	25,693
Hyundai Capital America
4.75%, 09/26/31(b)	10	10,085
5.40%, 01/08/31(b)	25	25,863
5.40%, 06/24/31(b)	5	5,182
5.40%, 03/29/32(b)	10	10,380
5.40%, 06/23/32(b)	25	25,930
JB Poindexter & Co. Inc., 8.75%, 12/15/31(b)	10	10,445
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(b)	15	15,238
8.50%, 01/18/31	25	29,784
Nissan Motor Co. Ltd.
4.81%, 09/17/30(b)	50	46,928
7.75%, 07/17/32(b)	5	5,232
8.13%, 07/17/35(b)	50	52,971
PACCAR Financial Corp., 5.00%, 03/22/34	10	10,402
Stellantis Finance U.S. Inc.
2.69%, 09/15/31(b)	5	4,347
6.45%, 03/18/35(b)	10	10,403
Toyota Motor Corp., 5.05%, 06/30/35	20	20,683
Toyota Motor Credit Corp.
1.65%, 01/10/31	45	39,856
4.60%, 10/10/31	25	25,427
4.65%, 09/03/32	10	10,148
4.70%, 01/12/33	15	15,294
4.80%, 01/05/34	30	30,730
5.10%, 03/21/31	15	15,635
5.35%, 01/09/35	30	31,660
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(b)	10	10,323
5.80%, 03/27/35(b)	5	5,191
		1,407,069
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
7.50%, 02/15/33(b)(c)	15	15,538
8.25%, 04/15/31(b)	10	10,524
American Axle & Manufacturing Inc.
6.38%, 10/15/32(b)	15	15,120
7.75%, 10/15/33(b)	15	15,144

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32	$30	$27,986
5.15%, 09/13/34	20	20,251
BorgWarner Inc., 5.40%, 08/15/34	10	10,350
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 09/15/32(b)	15	15,441
Dana Inc.
4.25%, 09/01/30	5	4,926
4.50%, 02/15/32(c)	10	9,814
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	14	14,820
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	10	9,584
5.25%, 07/15/31	14	13,210
5.63%, 04/30/33(c)	10	9,447
IHO Verwaltungs GmbH
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(b)(d)	10	10,400
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(b)(d)	10	10,427
Lear Corp., 2.60%, 01/15/32	25	22,308
Magna International Inc.
5.50%, 03/21/33	10	10,448
5.88%, 06/01/35	10	10,620
Phinia Inc., 6.63%, 10/15/32(b)	5	5,183
Qnity Electronics Inc.
5.75%, 08/15/32(b)	20	20,547
6.25%, 08/15/33(b)	10	10,374
ZF North America Capital Inc.
6.88%, 04/23/32(b)	15	14,253
7.50%, 03/24/31(b)	20	19,811
		326,526
Banks — 4.7%
Al Rajhi Sukuk Ltd., 6.25%, (6-year CMT + 1.59%)(a)(e)(f)	200	202,210
Australia & New Zealand Banking Group Ltd., 5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)	30	30,345
Banco Bilbao Vizcaya Argentaria SA, 6.03%, 03/13/35, (1-year CMT + 0.01)(a)	15	16,051
Banco Santander SA
2.75%, 12/03/30	150	136,966
2.96%, 03/25/31	20	18,623
6.03%, 01/17/35	20	21,618
Bangkok Bank PCL/Hong Kong, 6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(f)	200	205,570
Bank of America Corp.
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	90	80,757
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	55	48,427
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	75	68,075
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	75	69,079
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	65	59,796
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	30	28,373
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	95	95,417
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	100	102,829
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	95	98,925
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	45	46,368
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	50	52,711
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	120	126,375
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	95	100,148
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	70	72,330
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	60	63,017
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	80	86,237
Security	Par (000)	Value
Banks (continued)
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	$45	$41,497
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	25	22,498
5.51%, 06/04/31	50	52,845
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31	5	4,423
2.50%, 01/26/32	25	22,820
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	20	20,222
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	20	20,509
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	80	83,090
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	25	25,906
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	30	31,182
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	20	20,857
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(a)	30	32,455
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	30	33,662
Bank of Nova Scotia (The)
2.45%, 02/02/32	45	40,280
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	25	25,369
5.65%, 02/01/34	15	16,045
Barclays PLC
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	10	10,223
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	20	21,126
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	200	216,455
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	10	10,078
BNP Paribas SA
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.38%)(a)(b)	200	182,985
3.13%, 01/20/33, (1-day SOFR + 1.56%)(a)(b)	15	13,720
5.74%, 02/20/35, (1-day SOFR + 1.88%)(a)(b)	10	10,592
5.79%, 01/13/33, (1-day SOFR + 1.62%)(a)(b)	15	15,824
5.89%, 12/05/34, (1-day SOFR + 1.86%)(a)(b)	10	10,711
BPCE SA
5.94%, 05/30/35, (1-day SOFR + 1.85%)(a)(b)	250	263,833
7.00%, 10/19/34, (1-day SOFR + 2.59%)(a)(b)	10	11,234
CaixaBank SA
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)	5	5,183
6.04%, 06/15/35, (1-day SOFR + 2.76%)(a)(b)	10	10,724
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	16	15,288
6.09%, 10/03/33	25	27,332
Citibank N.A., 5.57%, 04/30/34	50	53,259
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	50	44,891
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	110	100,187
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	60	55,203
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	90	86,132
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	45	45,828
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	70	71,460
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	65	67,118
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	10	10,103
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	65	67,828
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	45	47,024
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	55	57,990
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	70	74,846
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	60	65,743
6.63%, 06/15/32	30	33,391
Citizens Financial Group Inc.
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	20	20,357
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	5	5,248
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	15	16,519

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia
1.88%, 09/15/31(b)	$20	$17,799
2.69%, 03/11/31(b)	10	9,124
5.84%, 03/13/34(b)	15	15,892
Credit Agricole SA
5.37%, 03/11/34(b)	5	5,267
5.86%, 01/09/36, (1-day SOFR + 1.74%)(a)(b)	20	21,237
6.25%, 01/10/35, (1-day SOFR + 2.67%)(a)(b)	10	10,642
Deutsche Bank AG/New York NY
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	10	9,479
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	25	23,332
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	20	22,054
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	15	14,688
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	25	26,273
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	8	8,875
Goldman Sachs Capital I, 6.35%, 02/15/34	20	21,343
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	25	22,268
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	50	44,948
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	85	77,770
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	65	58,857
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	80	74,025
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	75	75,324
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	110	111,688
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	50	51,904
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	65	68,167
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	50	53,688
6.13%, 02/15/33	70	77,142
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	75	84,350
HSBC Holdings PLC
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	200	183,230
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	20	18,205
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	200	199,476
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	30	31,164
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	20	21,242
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	200	218,800
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	10	11,777
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	15	12,986
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	20	20,221
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	40	42,069
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	5	5,203
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	200	184,710
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	5	5,233
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.60%)(a)(b)	10	9,539
7.20%, 11/28/33(b)	30	34,435
8.25%, 11/21/33, (1-year CMT + 4.40%)(a)(b)	15	17,780
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	55	49,045
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	60	54,279
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	70	64,303
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	65	59,945
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	50	50,444
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	95	95,558
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	80	82,167
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	70	71,329
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	110	114,715
Security	Par (000)	Value
Banks (continued)
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	$75	$78,489
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	85	89,220
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	70	73,929
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	90	95,668
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	65	68,029
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	50	53,382
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	60	64,575
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	55	60,947
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	10	10,006
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)	10	10,897
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	20	20,110
Kreditanstalt fuer Wiederaufbau
4.13%, 07/15/33	65	65,993
4.38%, 02/28/34	50	51,517
Landwirtschaftliche Rentenbank, 4.13%, 02/06/31(f)	35	35,631
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	20	20,420
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	15	15,733
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	10	10,584
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	15	17,543
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	15	15,136
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	30	30,586
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)	35	37,240
Macquarie Bank Ltd., 3.05%, 03/03/36, (5-year CMT + 1.70%)(a)(b)	10	9,128
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)	10	9,113
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)	33	29,989
4.44%, 06/21/33, (1-day SOFR + 2.40%)(a)(b)	33	32,658
5.49%, 11/09/33, (1-day SOFR + 2.86%)(a)(b)(c)	30	31,475
5.89%, 06/15/34, (1-day SOFR + 2.38%)(a)(b)	25	26,775
Mitsubishi UFJ Financial Group Inc.
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	10	10,338
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	200	209,388
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	5	5,292
Mizuho Financial Group Inc.
2.56%, 09/13/31	45	40,343
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	95	101,054
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	54	47,564
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	50	44,021
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	135	120,435
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	65	57,264
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	70	63,063
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	55	50,477
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	25	25,599
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	65	67,484
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	5	5,123
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	60	62,344
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	75	78,679
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	50	52,379
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	70	73,916
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	60	63,706
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	55	59,006
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	35	36,916
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	35	37,015
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	45	49,717
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	35	39,357
7.25%, 04/01/32	80	92,807

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	$75	$75,265
National Australia Bank Ltd., 5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)	20	21,179
NatWest Group PLC, 6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	100	107,934
Norinchukin Bank (The), 2.08%, 09/22/31(b)	15	13,125
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	10	9,024
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	7	6,960
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	25	25,522
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	25	25,666
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	40	41,458
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	20	20,828
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	45	47,278
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	15	15,874
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	40	43,169
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	45	48,717
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	30	34,088
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.06%)(a)	10	10,328
Royal Bank of Canada
2.30%, 11/03/31	45	40,571
5.00%, 02/01/33	70	72,384
5.00%, 05/02/33	55	56,853
5.15%, 02/01/34	40	42,019
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)	15	16,103
Societe Generale SA
5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(b)	5	5,050
6.69%, 01/10/34, (1-year CMT + 2.95%)(a)(b)	200	218,796
Standard Chartered PLC
3.27%, 02/18/36, (5-year CMT + 2.30%)(a)(b)	15	13,943
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)	5	5,126
5.91%, 05/14/35, (1-year CMT + 1.45%)(a)(b)	30	31,920
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)	10	10,780
State Street Corp.
2.20%, 03/03/31	25	22,500
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	40	36,247
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	15	14,751
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	5	5,003
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	35	35,735
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	25	25,071
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	25	25,455
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	10	10,305
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	15	15,608
Sumitomo Mitsui Financial Group Inc.
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	200	206,425
5.56%, 07/09/34	25	26,515
5.77%, 01/13/33	15	16,077
Sumitomo Mitsui Trust Bank Ltd., 5.05%, 03/13/35(b)	10	10,218
Toronto-Dominion Bank (The)
2.00%, 09/10/31	20	17,910
2.45%, 01/12/32	40	35,829
3.20%, 03/10/32	45	42,084
4.46%, 06/08/32	55	55,145
4.93%, 10/15/35	55	55,626
5.30%, 01/30/32	25	26,230
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	25	25,056
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	30	29,863
Security	Par (000)	Value
Banks (continued)
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	$35	$35,726
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	20	20,657
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	40	42,278
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	40	42,641
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	20	21,631
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	30	26,174
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	15	13,547
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	30	30,385
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	25	25,221
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	25	26,148
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	40	42,498
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	35	37,565
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	30	32,163
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(a)(b)	200	177,965
4.99%, 08/05/33, (1-year CMT + 2.40%)(a)(b)	200	203,810
5.58%, 05/09/36, (1-day SOFR + 1.76%)(a)(b)	10	10,483
5.70%, 02/08/35, (1-year CMT + 1.77%)(a)(b)	10	10,597
6.54%, 08/12/33, (1-day SOFR + 3.92%)(a)(b)	10	11,095
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.55%)(a)(b)	10	9,299
Walker & Dunlop Inc., 6.63%, 04/01/33(b)	10	10,296
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	75	70,482
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	50	50,453
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	75	76,690
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	60	61,951
5.38%, 02/07/35	55	58,540
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	90	94,336
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	75	78,908
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	85	89,901
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	70	74,163
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	75	83,863
Westpac Banking Corp.
2.15%, 06/03/31	85	77,264
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	25	22,620
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	55	57,132
		12,818,488
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 06/15/34	25	25,992
5.88%, 06/15/35	25	27,563
Coca-Cola Co. (The)
1.38%, 03/15/31	40	35,134
2.25%, 01/05/32	45	40,847
4.65%, 08/14/34	25	25,687
5.00%, 05/13/34	10	10,495
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35	5	5,076
Constellation Brands Inc.
2.25%, 08/01/31	15	13,303
4.90%, 05/01/33	25	25,187
Diageo Investment Corp., 7.45%, 04/15/35	5	6,053
Keurig Dr Pepper Inc.
4.05%, 04/15/32	15	14,442
5.15%, 05/15/35	20	20,119
5.30%, 03/15/34	30	30,607
PepsiCo Inc.
1.95%, 10/21/31	40	35,569
3.90%, 07/18/32	25	24,693
4.45%, 02/15/33	10	10,208

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.00%, 02/07/35	$25	$25,835
5.00%, 07/23/35	15	15,477
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	35	35,422
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(b)	10	8,691
		436,400
Biotechnology — 0.1%
Amgen Inc.
2.00%, 01/15/32	75	65,488
3.35%, 02/22/32	35	33,094
5.25%, 03/02/33	90	93,837
Biogen Inc., 5.75%, 05/15/35	25	26,589
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	25	23,591
CSL Finance PLC, 4.25%, 04/27/32(b)	30	29,640
Gilead Sciences Inc.
4.60%, 09/01/35	25	24,949
5.10%, 06/15/35	25	25,869
5.25%, 10/15/33	10	10,550
Royalty Pharma PLC
2.15%, 09/02/31	25	21,951
5.20%, 09/25/35	25	25,285
5.40%, 09/02/34	5	5,142
		385,985
Building Materials — 0.3%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)	15	15,792
Amrize Finance U.S. LLC, 5.40%, 04/07/35(b)	20	20,736
Builders FirstSource Inc.
4.25%, 02/01/32(b)	27	25,691
6.38%, 06/15/32(b)	10	10,406
6.38%, 03/01/34(b)	20	20,797
6.75%, 05/15/35(b)	10	10,562
Carlisle Companies Inc.
2.20%, 03/01/32	5	4,364
5.25%, 09/15/35	20	20,443
Carrier Global Corp.
2.70%, 02/15/31	35	32,413
5.90%, 03/15/34	10	10,798
Eagle Materials Inc., 2.50%, 07/01/31	10	9,090
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	50	51,825
6.75%, 07/15/31(b)	10	10,475
Fortune Brands Innovations Inc.
4.00%, 03/25/32	10	9,598
5.88%, 06/01/33	26	27,590
Jeld-Wen Inc., 7.00%, 09/01/32(b)(c)	5	3,396
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31	35	30,872
4.90%, 12/01/32	5	5,121
Knife River Corp., 7.75%, 05/01/31(b)	5	5,255
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	9,036
5.15%, 12/01/34	15	15,405
Masco Corp., 2.00%, 02/15/31	25	22,185
Masterbrand Inc., 7.00%, 07/15/32(b)(c)	15	15,488
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	15	15,351
Owens Corning, 5.70%, 06/15/34(c)	20	21,114
Security	Par (000)	Value
Building Materials (continued)
Quikrete Holdings Inc.
6.38%, 03/01/32(b)	$80	$83,162
6.75%, 03/01/33(b)	20	20,846
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	20	21,225
Standard Building Solutions Inc., 6.25%, 08/01/33(b)	20	20,525
Standard Industries Inc./New York
3.38%, 01/15/31(b)	18	16,510
4.38%, 07/15/30(b)	27	26,196
6.50%, 08/15/32(b)	30	30,965
Trane Technologies Financing Ltd.
5.10%, 06/13/34	20	20,666
5.25%, 03/03/33	5	5,231
Vulcan Materials Co., 5.35%, 12/01/34	15	15,627
Wilsonart LLC, 11.00%, 08/15/32(b)(c)	10	9,268
		694,024
Chemicals — 0.3%
Air Products and Chemicals Inc.
4.80%, 03/03/33	25	25,639
4.85%, 02/08/34	20	20,455
Albemarle Corp., 5.05%, 06/01/32(c)	5	5,022
Ashland Inc., 3.38%, 09/01/31(b)	20	18,000
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	10	10,578
Braskem Netherlands Finance BV, 7.25%, 02/13/33(f)	200	72,948
Celanese U.S. Holdings LLC
6.75%, 04/15/33(c)	15	14,940
6.88%, 07/15/32	25	25,511
7.05%, 11/15/30	35	36,274
7.20%, 11/15/33	20	20,897
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)	15	15,480
CF Industries Inc.
5.15%, 03/15/34	15	15,143
5.30%, 11/26/35	25	25,186
Chemours Co. (The), 8.00%, 01/15/33(b)(c)	10	9,729
Consolidated Energy Finance SA, 12.00%, 02/15/31(b)	10	6,836
Dow Chemical Co. (The)
4.25%, 10/01/34	20	18,450
4.80%, 01/15/31	5	4,988
5.15%, 02/15/34(c)	25	25,010
6.30%, 03/15/33	25	26,741
Eastman Chemical Co.
5.63%, 02/20/34	20	20,681
5.75%, 03/08/33	10	10,502
Ecolab Inc.
2.13%, 02/01/32	25	22,125
5.00%, 09/01/35	25	25,689
EIDP Inc., 4.80%, 05/15/33	20	20,105
FMC Corp.
5.65%, 05/18/33(c)	15	13,729
8.45%, 11/01/55, (5-year CMT + 4.37%)(a)	15	11,606
Huntsman International LLC, 2.95%, 06/15/31	10	8,374
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)	15	14,669
LYB International Finance III LLC
5.50%, 03/01/34	35	34,928
5.63%, 05/15/33	10	10,170
Methanex U.S. Operations Inc., 6.25%, 03/15/32(b)	10	10,262
Nutrien Ltd.
4.13%, 03/15/35	10	9,333
5.40%, 06/21/34	10	10,372
Olin Corp., 6.63%, 04/01/33(b)	25	24,867

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(b)	$15	$15,033
Series 144*, 7.25%, 02/15/33(b)	35	34,764
RPM International Inc., 2.95%, 01/15/32	20	18,226
Sherwin-Williams Co. (The)
2.20%, 03/15/32	20	17,601
4.80%, 09/01/31	15	15,386
5.15%, 08/15/35	10	10,249
Solstice Advanced Materials Inc., 5.63%, 09/30/33(b)	5	5,031
Westlake Corp., 5.55%, 11/15/35	25	25,150
WR Grace Holdings LLC
6.63%, 08/15/32(b)	25	24,834
7.38%, 03/01/31(b)	5	5,085
YPF SA, 7.00%, 09/30/33(f)(g)	50	48,478
		865,076
Commercial Services — 0.5%
ADT Security Corp., 5.88%, 10/15/33(b)	15	15,256
ADT Security Corp. (The), 4.88%, 07/15/32(b)	15	14,538
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	45	47,442
Ashtead Capital Inc.
5.55%, 05/30/33(b)	5	5,184
5.80%, 04/15/34(b)	15	15,795
Automatic Data Processing Inc.
4.45%, 09/09/34	20	20,040
4.75%, 05/08/32	25	25,688
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.00%, 02/15/31(b)	10	10,235
8.38%, 06/15/32(b)	20	20,587
Block Inc.
3.50%, 06/01/31(c)	18	16,916
6.00%, 08/15/33(b)	15	15,419
6.50%, 05/15/32	40	41,823
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	40	42,540
Brink's Co. (The), 6.75%, 06/15/32(b)	5	5,213
Cimpress PLC, 7.38%, 09/15/32(b)	10	10,222
DP World Crescent Ltd., 5.50%, 05/08/35(f)	200	207,230
Equifax Inc., 2.35%, 09/15/31	30	26,734
EquipmentShare.com Inc.
8.00%, 03/15/33(b)	10	10,204
8.63%, 05/15/32(b)	10	10,298
ERAC USA Finance LLC
4.90%, 05/01/33(b)	35	35,640
5.20%, 10/30/34(b)	10	10,341
Garda World Security Corp.
8.25%, 08/01/32(b)	25	25,576
8.38%, 11/15/32(b)	20	20,508
GEO Group Inc. (The), 10.25%, 04/15/31	10	10,970
Global Payments Inc.
2.90%, 11/15/31	15	13,436
5.20%, 11/15/32	25	25,094
5.40%, 08/15/32	15	15,267
5.55%, 11/15/35	25	24,975
Graham Holdings Co., 5.63%, 12/01/33(b)	15	15,022
GXO Logistics Inc.
2.65%, 07/15/31	20	17,896
6.50%, 05/06/34	10	10,765
Herc Holdings Inc.
7.00%, 06/15/30(b)	25	26,273
7.25%, 06/15/33(b)(c)	25	26,452
ION Platform Finance U.S. Inc., 7.88%, 09/30/32(b)	5	4,757
J Paul Getty Trust (The), 4.91%, 04/01/35	10	10,310
Security	Par (000)	Value
Commercial Services (continued)
Moody's Corp.
4.25%, 08/08/32	$25	$24,740
5.00%, 08/05/34	10	10,267
PayPal Holdings Inc.
4.40%, 06/01/32	30	30,068
5.15%, 06/01/34	20	20,633
President and Fellows of Harvard College, 4.61%, 02/15/35(c)	15	15,296
Quanta Services Inc.
2.35%, 01/15/32	25	22,128
4.50%, 01/15/31	5	5,018
5.10%, 08/09/35	25	25,339
5.25%, 08/09/34	15	15,526
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	25	25,791
RELX Capital Inc.
4.75%, 05/20/32	5	5,108
5.25%, 03/27/35	15	15,592
Rollins Inc., 5.25%, 02/24/35	10	10,243
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(b)(d)	8	13,946
S&P Global Inc.
2.90%, 03/01/32	45	41,674
5.25%, 09/15/33	5	5,285
Service Corp. International/U.S.
3.38%, 08/15/30	20	18,747
4.00%, 05/15/31	10	9,547
5.75%, 10/15/32	15	15,337
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(b)	20	20,812
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	20	18,264
TriNet Group Inc., 7.13%, 08/15/31(b)	5	5,176
Triton Container International Ltd., 3.15%, 06/15/31(b)	25	22,605
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	10	9,033
United Rentals North America Inc.
3.75%, 01/15/32	11	10,331
3.88%, 02/15/31	33	31,561
4.00%, 07/15/30	10	9,660
5.38%, 11/15/33(b)	40	40,152
6.13%, 03/15/34(b)	20	20,920
Valvoline Inc., 3.63%, 06/15/31(b)	10	9,220
Verisk Analytics Inc.
5.25%, 06/05/34	25	25,767
5.25%, 03/15/35	15	15,346
Veritiv Operating Co., 10.50%, 11/30/30(b)	15	16,144
Wand NewCo 3 Inc., 7.63%, 01/30/32(b)	20	21,084
WEX Inc., 6.50%, 03/15/33(b)	15	15,291
Williams Scotsman Inc., 7.38%, 10/01/31(b)	10	10,439
		1,486,736
Computers — 0.3%
Accenture Capital Inc.
4.25%, 10/04/31	80	80,218
4.50%, 10/04/34	30	29,779
Amentum Holdings Inc., 7.25%, 08/01/32(b)	15	15,752
Apple Inc.
1.70%, 08/05/31	25	22,258
3.35%, 08/08/32	30	28,884
4.30%, 05/10/33	20	20,387
4.50%, 05/12/32	25	25,660
4.75%, 05/12/35	25	25,799

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Booz Allen Hamilton Inc.
5.95%, 08/04/33	$10	$10,522
5.95%, 04/15/35(c)	10	10,406
CACI International Inc., 6.38%, 06/15/33(b)	10	10,426
CGI Inc., 2.30%, 09/14/31	10	8,896
Dell International LLC/EMC Corp.
4.50%, 02/15/31	25	24,985
4.75%, 10/06/32	30	30,073
4.85%, 02/01/35	25	24,769
5.10%, 02/15/36	25	24,985
5.30%, 04/01/32	35	36,183
5.40%, 04/15/34	20	20,649
5.50%, 04/01/35	25	25,942
5.75%, 02/01/33	20	21,161
Fortinet Inc., 2.20%, 03/15/31	5	4,489
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(b)	15	15,678
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	30	30,361
5.00%, 10/15/34	45	44,801
HP Inc.
2.65%, 06/17/31	75	67,863
5.50%, 01/15/33	30	31,135
IBM International Capital Pte Ltd., 4.90%, 02/05/34	10	10,187
Insight Enterprises Inc., 6.63%, 05/15/32(b)	10	10,241
International Business Machines Corp.
2.72%, 02/09/32	10	9,117
4.40%, 07/27/32	10	10,037
5.00%, 02/10/32	15	15,516
5.20%, 02/10/35	10	10,354
5.88%, 11/29/32	5	5,443
Kyndryl Holdings Inc., 3.15%, 10/15/31	15	13,661
Leidos Inc.
2.30%, 02/15/31	15	13,504
5.50%, 03/15/35	10	10,464
5.75%, 03/15/33	20	21,213
NetApp Inc., 5.70%, 03/17/35	15	15,776
Science Applications International Corp., 5.88%, 11/01/33(b)	20	19,942
Seagate Data Storage Technology Pte Ltd.
4.13%, 01/15/31(b)(c)	5	4,724
5.75%, 12/01/34(b)	10	10,320
8.50%, 07/15/31(b)	5	5,323
9.63%, 12/01/32(b)	12	13,663
Unisys Corp., 10.63%, 01/15/31(b)(c)	10	10,126
Western Digital Corp., 3.10%, 02/01/32	15	13,741
		915,413
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/32	10	9,479
4.60%, 03/01/33	4	4,109
Estee Lauder Companies Inc. (The)
4.65%, 05/15/33	15	15,118
5.00%, 02/14/34	50	51,081
Kenvue Inc., 4.90%, 03/22/33	35	35,887
Opal Bidco SAS, 6.50%, 03/31/32(b)	20	20,614
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	10	9,637
6.13%, 09/30/32	15	14,670
Prestige Brands Inc., 3.75%, 04/01/31(b)	7	6,516
Procter & Gamble Co. (The)
1.95%, 04/23/31	25	22,634
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.30%, 02/01/32	$35	$32,131
4.35%, 11/03/35	25	24,931
4.55%, 01/29/34	10	10,212
5.80%, 08/15/34	5	5,514
Unilever Capital Corp., 1.75%, 08/12/31	100	88,434
		350,967
Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	5	5,007
LKQ Corp., 6.25%, 06/15/33	25	26,736
Mitsubishi Corp., 4.88%, 09/09/35(b)	5	5,034
RB Global Holdings Inc., 7.75%, 03/15/31(b)	10	10,481
Resideo Funding Inc., 6.50%, 07/15/32(b)	10	10,247
		57,505
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	139,086
3.40%, 10/29/33	10	9,069
4.95%, 09/10/34	20	19,991
Air Lease Corp.
2.88%, 01/15/32	10	8,982
3.13%, 12/01/30	80	74,333
5.20%, 07/15/31	5	5,100
Ally Financial Inc.
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	10	10,072
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	10	10,353
6.65%, 01/17/40, (5-year CMT + 2.45%)(a)	10	10,052
6.70%, 02/14/33	10	10,470
8.00%, 11/01/31	55	62,662
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	40	39,879
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	50	49,810
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	10	10,244
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	25	25,573
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	35	36,112
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	45	46,675
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	25	26,126
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	30	31,863
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	5	5,361
Ameriprise Financial Inc.
4.50%, 05/13/32	5	5,046
5.15%, 05/15/33	15	15,632
5.20%, 04/15/35	15	15,378
Apollo Global Management Inc.
5.15%, 08/12/35	20	20,045
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	5	4,905
6.38%, 11/15/33	10	11,039
Avolon Holdings Funding Ltd., 4.95%, 10/15/32(b)	5	4,961
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	30	25,830
2.55%, 03/30/32(b)	5	4,442
6.20%, 04/22/33(b)	30	32,588
Blue Owl Finance LLC, 4.38%, 02/15/32	35	33,515
Brookfield Asset Management Ltd., 5.80%, 04/24/35	10	10,503
Brookfield Capital Finance LLC, 6.09%, 06/14/33	5	5,366
Brookfield Finance Inc.
5.68%, 01/15/35	5	5,184
6.35%, 01/05/34	35	38,058
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	20	20,800

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	$45	$39,305
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	30	26,854
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	50	49,922
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	20	20,512
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	20	21,048
5.88%, 07/26/35, (1-day SOFR +1.99%)(a)	25	26,407
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	25	26,665
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	35	36,723
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	30	32,624
6.70%, 11/29/32	15	16,622
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	25	29,594
Cboe Global Markets Inc., 3.00%, 03/16/32	10	9,270
Charles Schwab Corp. (The)
1.95%, 12/01/31	30	26,302
2.30%, 05/13/31	20	18,154
2.90%, 03/03/32	70	64,343
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)	25	25,049
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	35	37,598
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	10	10,927
CI Financial Corp., 3.20%, 12/17/30	25	22,557
Citadel LP, 6.38%, 01/23/32(b)	10	10,554
CME Group Inc., 2.65%, 03/15/32	5	4,576
Coinbase Global Inc., 3.63%, 10/01/31(b)	15	13,342
Credit Suisse USA LLC, 7.13%, 07/15/32	25	28,747
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32(b)	25	25,288
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	15	15,504
Freedom Mortgage Holdings LLC
7.88%, 04/01/33(b)	5	5,163
8.38%, 04/01/32(b)	15	15,756
9.13%, 05/15/31(b)	15	16,068
goeasy Ltd., Series 144*, 6.88%, 05/15/30(b)	5	4,787
Intercontinental Exchange Inc.
1.85%, 09/15/32	40	34,225
4.60%, 03/15/33	50	50,694
Jane Street Group/JSG Finance Inc.
6.13%, 11/01/32(b)	30	30,529
6.75%, 05/01/33(b)	45	47,021
7.13%, 04/30/31(b)	25	26,337
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	10	10,200
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(b)	10	9,774
Jefferies Financial Group Inc.
2.63%, 10/15/31	55	48,562
2.75%, 10/15/32	25	21,845
Lazard Group LLC, 6.00%, 03/15/31	5	5,306
LPL Holdings Inc.
4.38%, 05/15/31(b)	8	7,797
5.65%, 03/15/35	10	10,252
5.75%, 06/15/35	10	10,338
6.00%, 05/20/34	10	10,497
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	5	5,207
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	10	10,733
Mastercard Inc.
2.00%, 11/18/31	15	13,352
4.35%, 01/15/32	15	15,140
4.55%, 01/15/35	30	30,198
4.85%, 03/09/33	15	15,488
Security	Par (000)	Value
Diversified Financial Services (continued)
4.88%, 05/09/34	$25	$25,745
4.95%, 03/15/32	10	10,415
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	10	10,527
Nasdaq Inc., 5.55%, 02/15/34	35	36,896
Navient Corp.
5.63%, 08/01/33	10	9,009
7.88%, 06/15/32	15	15,532
9.38%, 07/25/30	10	11,061
11.50%, 03/15/31	8	8,939
Nomura Holdings Inc., 5.78%, 07/03/34	200	213,152
Nuveen LLC, 5.85%, 04/15/34(b)	25	26,427
OneMain Finance Corp.
4.00%, 09/15/30	11	10,327
6.50%, 03/15/33	15	15,086
6.75%, 03/15/32	25	25,587
7.13%, 11/15/31	5	5,199
7.13%, 09/15/32	5	5,185
7.50%, 05/15/31	15	15,753
ORIX Corp.
4.00%, 04/13/32	5	4,872
5.20%, 09/13/32	25	25,977
Osaic Holdings Inc.
6.75%, 08/01/32(b)	5	5,179
8.00%, 08/01/33(b)	5	5,141
PennyMac Financial Services Inc.
5.75%, 09/15/31(b)	12	12,089
6.75%, 02/15/34(b)	10	10,319
6.88%, 05/15/32(b)	20	20,917
6.88%, 02/15/33(b)	15	15,649
7.13%, 11/15/30(b)	15	15,771
Rocket Companies Inc.
6.13%, 08/01/30(b)	40	41,525
6.38%, 08/01/33(b)	15	15,735
Rocket Cos. Inc, 7.13%, 02/01/32(b)	25	26,285
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.88%, 03/01/31(b)	20	18,952
4.00%, 10/15/33(b)(c)	19	17,609
StoneX Group Inc., 7.88%, 03/01/31(b)	10	10,593
Synchrony Financial
2.88%, 10/28/31	25	22,365
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	10	10,277
7.25%, 02/02/33	15	16,075
TPG Operating Group II LP, 5.88%, 03/05/34	10	10,488
VFH Parent LLC/Valor Co-Issuer Inc., 7.50%, 06/15/31(b)	10	10,502
Visa Inc., 1.10%, 02/15/31	20	17,436
Voya Financial Inc., 5.00%, 09/20/34	25	25,053
Western Union Co. (The), 2.75%, 03/15/31(c)	20	18,085
		2,800,595
Electric — 1.7%
AEP Texas Inc.
4.70%, 05/15/32	10	10,066
5.40%, 06/01/33	5	5,179
AEP Transmission Co. LLC
5.15%, 04/01/34	10	10,257
5.38%, 06/15/35	10	10,397
AES Corp. (The)
2.45%, 01/15/31	30	27,213
5.80%, 03/15/32	5	5,138

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alabama Power Co.
3.05%, 03/15/32	$5	$4,652
3.94%, 09/01/32	5	4,879
5.10%, 04/02/35	10	10,273
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	25	23,314
Alpha Generation LLC
6.25%, 01/15/34(b)	20	20,038
6.75%, 10/15/32(b)	15	15,440
Ameren Corp.
3.50%, 01/15/31	30	28,860
5.38%, 03/15/35	20	20,623
American Electric Power Co. Inc.
5.63%, 03/01/33	18	19,029
5.95%, 11/01/32	15	16,207
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	5	5,390
American Transmission Systems Inc., 2.65%, 01/15/32(b)	28	25,280
Appalachian Power Co.
4.50%, 08/01/32	10	9,953
5.65%, 04/01/34	45	47,377
Arizona Public Service Co.
2.20%, 12/15/31	30	26,470
5.70%, 08/15/34	15	15,844
Baltimore Gas & Electric Co.
5.30%, 06/01/34	10	10,460
5.45%, 06/01/35	15	15,695
Black Hills Corp.
6.00%, 01/15/35	10	10,684
6.15%, 05/15/34	10	10,775
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	10	9,991
Calpine Corp.
3.75%, 03/01/31(b)	17	16,400
5.00%, 02/01/31(b)	16	16,053
Capital Power U.S. Holdings Inc., 6.19%, 06/01/35(b)	10	10,508
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	20	20,487
5.15%, 03/01/34	10	10,341
Series ai., 4.45%, 10/01/32	10	9,993
Series AQ, 4.95%, 08/15/35	25	25,332
Series K2, 6.95%, 03/15/33	10	11,410
CenterPoint Energy Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)	10	10,671
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	20	18,628
3.75%, 01/15/32(b)	5	4,570
CMS Energy Corp., 6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	25	25,823
Comision Federal de Electricidad, 3.88%, 07/26/33(f)	200	176,414
Connecticut Light and Power Co. (The)
4.95%, 08/15/34	10	10,163
Series A, 2.05%, 07/01/31	20	17,834
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	36	32,953
5.13%, 03/15/35	15	15,426
5.20%, 03/01/33	15	15,709
Constellation Energy Generation LLC, 6.13%, 01/15/34	25	27,223
Consumers Energy Co.
3.60%, 08/15/32	30	28,637
4.50%, 01/15/31	10	10,135
Security	Par (000)	Value
Electric (continued)
4.63%, 05/15/33	$20	$20,158
5.05%, 05/15/35	15	15,377
Dominion Energy Inc.
5.45%, 03/15/35	20	20,655
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	20	20,696
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	15	16,370
Series F, 5.25%, 08/01/33	10	10,318
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	10	10,504
6.63%, 02/01/32	10	11,233
Series 2025, 5.30%, 01/15/35	10	10,430
DTE Electric Co.
5.20%, 04/01/33	25	26,141
5.25%, 05/15/35	20	20,722
Series A, 3.00%, 03/01/32	15	13,933
DTE Energy Co., 5.85%, 06/01/34	35	37,484
Duke Energy Carolinas LLC
4.85%, 01/15/34	10	10,178
4.95%, 01/15/33	15	15,526
5.25%, 03/15/35	15	15,621
Duke Energy Corp.
2.55%, 06/15/31	40	36,470
4.50%, 08/15/32	20	20,020
4.95%, 09/15/35	25	25,022
5.45%, 06/15/34	25	26,211
5.75%, 09/15/33	20	21,323
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	30	31,482
Duke Energy Florida LLC, 2.40%, 12/15/31	15	13,566
Duke Energy Indiana LLC, 6.12%, 10/15/35	5	5,465
Duke Energy Ohio Inc., 5.25%, 04/01/33	10	10,433
Duke Energy Progress LLC
3.40%, 04/01/32	30	28,477
5.05%, 03/15/35	15	15,368
5.25%, 03/15/33	20	20,949
Duquesne Light Holdings Inc., 2.78%, 01/07/32(b)	10	8,919
Edison International, 5.25%, 03/15/32(c)	5	5,009
El Paso Electric Co., 6.00%, 05/15/35	10	10,494
Electricite de France SA
4.75%, 10/13/35(b)	25	24,801
5.75%, 01/13/35(b)	20	21,039
Enel Finance International NV
5.50%, 06/26/34(b)	15	15,668
7.50%, 10/14/32(b)	10	11,552
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	5	4,640
Entergy Arkansas LLC, 5.15%, 01/15/33	40	41,477
Entergy Louisiana LLC
2.35%, 06/15/32	15	13,251
3.05%, 06/01/31	15	14,107
4.00%, 03/15/33	40	38,707
5.15%, 09/15/34	25	25,724
5.35%, 03/15/34	10	10,438
Entergy Texas Inc.
1.75%, 03/15/31	5	4,419
5.25%, 04/15/35	25	25,796
Evergy Kansas Central Inc.
5.25%, 03/15/35	10	10,261
5.90%, 11/15/33	5	5,399
Evergy Metro Inc., 5.40%, 04/01/34	10	10,501
Evergy Missouri West Inc., 5.65%, 06/01/34(b)	20	20,861

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Eversource Energy
5.13%, 05/15/33	$25	$25,395
5.50%, 01/01/34	30	30,964
5.85%, 04/15/31	25	26,435
5.95%, 07/15/34	10	10,623
Exelon Corp.
3.35%, 03/15/32	30	28,133
4.95%, 06/15/35	10	10,001
5.30%, 03/15/33	10	10,432
5.45%, 03/15/34	50	52,305
5.63%, 06/15/35	15	15,797
Florida Power & Light Co.
2.45%, 02/03/32	20	18,134
4.80%, 05/15/33	15	15,359
4.95%, 06/01/35	10	10,257
5.00%, 08/01/34	15	15,410
5.10%, 04/01/33	20	20,801
5.30%, 06/15/34	45	47,366
Georgia Power Co.
4.70%, 05/15/32	43	43,777
5.20%, 03/15/35	15	15,477
5.25%, 03/15/34	30	31,140
Hawaiian Electric Co. Inc., 6.00%, 10/01/33(b)	10	10,110
Idaho Power Co., 5.20%, 08/15/34	10	10,370
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	20	20,975
Interstate Power & Light Co., 5.60%, 06/29/35	10	10,484
Interstate Power and Light Co., 4.95%, 09/30/34	10	10,052
IPALCO Enterprises Inc., 5.75%, 04/01/34	25	25,497
ITC Holdings Corp., 5.65%, 05/09/34(b)	15	15,723
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	20	18,038
5.10%, 01/15/35	15	15,250
Lightning Power LLC, 7.25%, 08/15/32(b)	25	26,484
Louisville Gas and Electric Co., 5.45%, 04/15/33	30	31,566
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,253
6.75%, 12/30/31	15	16,971
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	10	10,369
National Grid PLC
5.42%, 01/11/34	20	20,851
5.81%, 06/12/33	10	10,700
National Grid USA, 5.80%, 04/01/35	5	5,258
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	15	12,952
2.75%, 04/15/32	20	18,120
5.00%, 02/07/31	15	15,509
5.00%, 08/15/34	30	30,721
Series C, 8.00%, 03/01/32	10	11,873
New York State Electric & Gas Corp., 2.15%, 10/01/31(b)	35	30,905
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32	20	17,821
5.00%, 07/15/32	15	15,426
5.05%, 02/28/33	30	30,853
5.25%, 03/15/34	35	36,102
5.45%, 03/15/35	30	31,193
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	15	15,878
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	10	10,711
Niagara Mohawk Power Corp., 5.29%, 01/17/34(b)	25	25,524
NRG Energy Inc.
3.63%, 02/15/31(b)	27	25,289
Security	Par (000)	Value
Electric (continued)
3.88%, 02/15/32(b)	$10	$9,357
5.41%, 10/15/35(b)	25	25,007
5.75%, 01/15/34(b)	15	15,101
6.00%, 02/01/33(b)	15	15,335
6.25%, 11/01/34(b)	15	15,460
7.00%, 03/15/33(b)	35	38,865
NSTAR Electric Co.
1.95%, 08/15/31	10	8,854
5.20%, 03/01/35	20	20,533
Ohio Power Co.
5.00%, 06/01/33	25	25,524
5.65%, 06/01/34	5	5,236
Series Q, 1.63%, 01/15/31	10	8,760
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32	20	20,097
5.35%, 04/01/35(b)	10	10,414
5.65%, 11/15/33	10	10,707
7.00%, 05/01/32	20	22,771
Pacific Gas and Electric Co.
2.50%, 02/01/31	45	40,510
4.40%, 03/01/32	20	19,526
5.70%, 03/01/35	20	20,678
5.90%, 06/15/32	15	15,764
6.00%, 08/15/35	20	21,117
6.15%, 01/15/33	40	42,615
6.40%, 06/15/33	35	37,973
PacifiCorp
5.45%, 02/15/34	50	51,119
7.70%, 11/15/31	30	34,412
PECO Energy Co.
4.88%, 09/15/35	25	25,303
4.90%, 06/15/33	18	18,529
Pike Corp., 8.63%, 01/31/31(b)	10	10,611
Potomac Electric Power Co., 5.20%, 03/15/34	10	10,353
PPL Capital Funding Inc., 5.25%, 09/01/34	15	15,452
Progress Energy Inc., 7.75%, 03/01/31	20	23,027
PSEG Power LLC, 5.75%, 05/15/35(b)	10	10,514
Public Service Co. of Colorado
1.88%, 06/15/31	25	21,995
5.15%, 09/15/35	30	30,580
5.35%, 05/15/34	10	10,366
Series 35, 1.90%, 01/15/31	5	4,463
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	10	9,005
Public Service Co. of Oklahoma, 5.20%, 01/15/35	15	15,239
Public Service Electric & Gas Co.
1.90%, 08/15/31	20	17,711
4.65%, 03/15/33	10	10,107
4.85%, 08/01/34	10	10,145
Public Service Enterprise Group Inc.
2.45%, 11/15/31	30	26,860
5.40%, 03/15/35	15	15,525
5.45%, 04/01/34	20	20,843
6.13%, 10/15/33	5	5,418
Puget Energy Inc., 5.73%, 03/15/35	15	15,464
Puget Sound Energy Inc., 5.33%, 06/15/34	10	10,367
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	5	5,273
San Diego Gas & Electric Co.
5.40%, 04/15/35	15	15,626
Series XXX, 3.00%, 03/15/32	10	9,195

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Saudi Electricity Sukuk Programme Co., 5.49%, 02/18/35(f)	$200	$209,094
Sempra
5.50%, 08/01/33	45	47,241
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	15	15,283
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	10	10,127
Southern California Edison Co.
2.75%, 02/01/32	10	8,894
5.20%, 06/01/34	15	15,135
5.45%, 06/01/31	10	10,348
5.45%, 03/01/35	20	20,413
5.95%, 11/01/32	35	37,166
Series G, 2.50%, 06/01/31	20	17,927
Southern Co. (The)
4.85%, 03/15/35	15	14,953
5.20%, 06/15/33	25	25,841
5.70%, 10/15/32	15	15,968
5.70%, 03/15/34	20	21,144
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	50	52,903
Southern Power Co., Series B, 4.90%, 10/01/35	5	4,967
Southwestern Public Service Co., 5.30%, 05/15/35	10	10,277
Tampa Electric Co., 5.15%, 03/01/35	15	15,301
Tucson Electric Power Co.
3.25%, 05/15/32	10	9,316
5.20%, 09/15/34	10	10,299
Union Electric Co.
2.15%, 03/15/32	10	8,795
5.20%, 04/01/34	25	25,899
Virginia Electric & Power Co.
2.30%, 11/15/31	50	44,597
2.40%, 03/30/32	35	31,211
5.00%, 04/01/33	25	25,672
5.00%, 01/15/34	25	25,519
5.05%, 08/15/34	10	10,201
5.15%, 03/15/35	20	20,471
Virginia Electric and Power Co., Series C, 4.90%, 09/15/35	25	25,061
Vistra Operations Co. LLC
5.25%, 10/15/35(b)	25	24,943
5.70%, 12/30/34(b)	15	15,501
6.88%, 04/15/32(b)	20	21,030
6.95%, 10/15/33(b)	25	27,911
7.75%, 10/15/31(b)	25	26,572
Wisconsin Electric Power Co.
4.60%, 10/01/34	5	5,008
5.63%, 05/15/33	15	16,156
Wisconsin Power and Light Co.
4.95%, 04/01/33	5	5,090
5.38%, 03/30/34	5	5,196
Xcel Energy Inc.
4.60%, 06/01/32	20	19,970
5.45%, 08/15/33	10	10,393
5.50%, 03/15/34	15	15,564
5.60%, 04/15/35	15	15,637
XPLR Infrastructure Operating Partners LP
7.75%, 04/15/34(b)	10	10,161
8.38%, 01/15/31(b)(c)	10	10,480
8.63%, 03/15/33(b)	20	20,938
		4,752,302
Security	Par (000)	Value
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.20%, 12/21/31	$40	$35,771
5.00%, 03/15/35	20	20,712
Energizer Holdings Inc., 6.00%, 09/15/33(b)	25	23,655
EnerSys, 6.63%, 01/15/32(b)	5	5,193
WESCO Distribution Inc.
6.38%, 03/15/33(b)	10	10,478
6.63%, 03/15/32(b)	15	15,738
		111,547
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	20	20,930
Amphenol Corp.
2.20%, 09/15/31	40	35,859
4.40%, 02/15/33	25	24,889
4.63%, 02/15/36	25	24,750
5.00%, 01/15/35	15	15,416
Arrow Electronics Inc.
2.95%, 02/15/32	20	17,954
5.88%, 04/10/34	25	26,127
Atkore Inc., 4.25%, 06/01/31(b)	8	7,707
Avnet Inc., 5.50%, 06/01/32	10	10,192
Flex Ltd., 5.25%, 01/15/32	10	10,212
Honeywell International Inc.
1.75%, 09/01/31	45	39,480
4.50%, 01/15/34	25	24,909
5.00%, 02/15/33	30	31,111
5.00%, 03/01/35	30	30,757
Jabil Inc., 3.00%, 01/15/31	15	13,940
Sensata Technologies Inc.
3.75%, 02/15/31(b)	26	24,379
6.63%, 07/15/32(b)	10	10,459
TD SYNNEX Corp.
2.65%, 08/09/31	20	18,006
6.10%, 04/12/34	10	10,622
Trimble Inc., 6.10%, 03/15/33	20	21,577
Tyco Electronics Group SA
2.50%, 02/04/32	5	4,506
5.00%, 05/09/35	10	10,171
Vontier Corp., 2.95%, 04/01/31	22	20,131
		454,084
Engineering & Construction — 0.0%
AECOM, 6.00%, 08/01/33(b)	20	20,541
Arcosa Inc., 6.88%, 08/15/32(b)	15	15,779
Artera Services LLC, 8.50%, 02/15/31(b)(c)	10	8,573
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(b)	10	10,113
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	10	10,971
Global Infrastructure Solutions Inc., 7.50%, 04/15/32(b)	7	7,359
Jacobs Engineering Group Inc., 5.90%, 03/01/33	10	10,571
TopBuild Corp.
4.13%, 02/15/32(b)	10	9,526
5.63%, 01/31/34(b)	15	15,209
		108,642
Entertainment — 0.1%
Caesars Entertainment Inc.
6.00%, 10/15/32(b)(c)	20	19,086
6.50%, 02/15/32(b)	35	35,623
Churchill Downs Inc., 6.75%, 05/01/31(b)	10	10,321
Cinemark USA Inc., 7.00%, 08/01/32(b)	10	10,436

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Light & Wonder International Inc.
6.25%, 10/01/33(b)	$10	$10,070
7.50%, 09/01/31(b)	10	10,487
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	10	8,475
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(b)	10	10,462
Motion Finco SARL, 8.38%, 02/15/32(b)	10	8,600
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(b)	13	6,400
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)	5	5,071
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(c)	15	14,293
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada's Wonderland Co., 6.63%, 05/01/32(b)	15	14,981
Vail Resorts Inc., 6.50%, 05/15/32(b)	10	10,391
Voyager Parent LLC, 9.25%, 07/01/32(b)	40	42,383
Warnermedia Holdings Inc., 4.28%, 03/15/32	61	55,785
WMG Acquisition Corp., 3.00%, 02/15/31(b)(c)	11	10,249
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/33(b)	25	25,596
7.13%, 02/15/31(b)	15	16,203
		324,912
Environmental Control — 0.2%
Clean Harbors Inc.
5.75%, 10/15/33(b)	10	10,230
6.38%, 02/01/31(b)	10	10,287
GFL Environmental Inc., 6.75%, 01/15/31(b)	15	15,758
Republic Services Inc.
1.75%, 02/15/32	25	21,644
5.00%, 04/01/34	35	36,186
5.15%, 03/15/35	20	20,844
5.20%, 11/15/34	10	10,432
Veralto Corp., 5.45%, 09/18/33	10	10,500
Waste Connections Inc.
2.20%, 01/15/32	20	17,723
3.20%, 06/01/32	15	13,999
5.00%, 03/01/34	30	30,746
5.25%, 09/01/35	5	5,208
Waste Management Inc.
4.15%, 04/15/32	65	64,702
4.80%, 03/15/32	70	71,939
4.88%, 02/15/34	25	25,767
4.95%, 03/15/35	40	41,000
Waste Pro USA Inc., 7.00%, 02/01/33(b)	10	10,429
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	10	10,475
		427,869
Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/31/34(b)	25	25,208
6.25%, 03/15/33(b)	10	10,370
Campbell's Company/The
4.75%, 03/23/35	15	14,671
5.40%, 03/21/34	25	25,727
Conagra Brands Inc., 5.75%, 08/01/35	10	10,292
Fiesta Purchaser Inc.
7.88%, 03/01/31(b)	10	10,520
Security	Par (000)	Value
Food (continued)
9.63%, 09/15/32(b)(c)	$10	$10,729
Flowers Foods Inc., 5.75%, 03/15/35(c)	10	10,091
General Mills Inc.
4.95%, 03/29/33	30	30,558
5.25%, 01/30/35(c)	15	15,414
Hershey Co. (The)
4.50%, 05/04/33	20	20,184
5.10%, 02/24/35	10	10,345
Ingles Markets Inc., 4.00%, 06/15/31(b)	8	7,536
J M Smucker Co. (The)
2.13%, 03/15/32	20	17,304
4.25%, 03/15/35	10	9,488
6.20%, 11/15/33	20	21,765
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 05/15/32	20	18,067
3.75%, 12/01/31	20	19,015
5.75%, 04/01/33	32	33,512
6.75%, 03/15/34	38	42,210
Kellanova, 5.25%, 03/01/33	15	15,593
Kraft Heinz Foods Co.
4.25%, 03/01/31	20	19,832
5.40%, 03/15/35	10	10,325
6.75%, 03/15/32	5	5,574
Kroger Co. (The)
1.70%, 01/15/31	5	4,406
5.00%, 09/15/34	40	40,594
7.50%, 04/01/31(c)	25	28,644
Lamb Weston Holdings Inc., 4.38%, 01/31/32(b)	22	21,038
Mars Inc.
1.63%, 07/16/32(b)	10	8,558
3.60%, 04/01/34(b)(c)	10	9,310
4.65%, 04/20/31(b)	5	5,126
4.75%, 04/20/33(b)	45	45,689
5.00%, 03/01/32(b)	40	41,326
5.20%, 03/01/35(b)	95	98,242
McCormick & Co. Inc./MD
1.85%, 02/15/31	35	30,945
4.70%, 10/15/34	10	9,914
4.95%, 04/15/33	5	5,101
Minerva Luxembourg SA, 8.88%, 09/13/33(f)	200	218,681
Mondelez International Inc.
3.00%, 03/17/32	25	23,001
4.75%, 08/28/34	10	10,017
5.13%, 05/06/35	10	10,277
Nestle Capital Corp., 4.88%, 03/12/34(b)	150	155,762
Performance Food Group Inc., 6.13%, 09/15/32(b)	20	20,607
Pilgrim's Pride Corp.
3.50%, 03/01/32	30	27,698
4.25%, 04/15/31	20	19,438
6.88%, 05/15/34	25	27,745
Post Holdings Inc.
4.50%, 09/15/31(b)	25	23,635
6.25%, 02/15/32(b)	15	15,502
6.25%, 10/15/34(b)	15	15,262
6.38%, 03/01/33(b)	20	20,289
Safeway Inc., 7.25%, 02/01/31	3	3,264
Smithfield Foods Inc., 2.63%, 09/13/31(b)	25	22,170
Sysco Corp.
2.45%, 12/14/31	5	4,482
5.38%, 09/21/35	25	26,040

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.40%, 03/23/35	$10	$10,414
6.00%, 01/17/34	15	16,343
Tyson Foods Inc., 5.70%, 03/15/34	25	26,430
U.S. Foods Inc.
4.63%, 06/01/30(b)	5	4,927
5.75%, 04/15/33(b)	10	10,181
7.25%, 01/15/32(b)	10	10,538
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	15	15,140
		1,501,066
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31	10	12,203
International Paper Co., 5.00%, 09/15/35	20	20,087
Magnera Corp., 7.25%, 11/15/31(b)	20	19,084
Suzano Austria GmbH
3.13%, 01/15/32	25	22,353
3.75%, 01/15/31	30	28,241
		101,968
Gas — 0.2%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(b)	20	20,644
APA Infrastructure Ltd.
5.00%, 03/23/35(b)	5	5,030
5.13%, 09/16/34(b)	15	15,248
Atmos Energy Corp.
1.50%, 01/15/31	45	39,521
5.20%, 08/15/35	20	20,739
Boston Gas Co.
3.76%, 03/16/32(b)	15	14,288
5.84%, 01/10/35(b)	15	15,952
CenterPoint Energy Resources Corp.
4.40%, 07/01/32	20	19,867
5.40%, 07/01/34	15	15,571
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	15	15,930
National Fuel Gas Co.
2.95%, 03/01/31	5	4,571
5.95%, 03/15/35	10	10,529
NiSource Inc.
1.70%, 02/15/31	40	35,042
5.35%, 04/01/34	10	10,358
5.35%, 07/15/35	25	25,675
6.38%, 03/31/55, (5-year CMT + 2.52%)(a)	10	10,327
ONE Gas Inc., 4.25%, 09/01/32	5	4,960
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	5	4,549
5.10%, 02/15/35	10	10,233
5.40%, 06/15/33	5	5,232
Southern California Gas Co.
5.05%, 09/01/34	15	15,371
5.20%, 06/01/33	10	10,370
5.45%, 06/15/35	10	10,460
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	15	15,119
5.15%, 09/15/32	30	30,942
Series B, 5.10%, 09/15/35	20	20,243
Southwest Gas Corp., 4.05%, 03/15/32	30	29,074
Spire Missouri Inc.
4.80%, 02/15/33	10	10,118
Series 2034, 5.15%, 08/15/34	5	5,174
		451,137
Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 3.00%, 05/15/32	$25	$22,610
Health Care - Products — 0.2%
Agilent Technologies Inc.
2.30%, 03/12/31	30	27,167
4.75%, 09/09/34	5	5,017
Alcon Finance Corp., 5.38%, 12/06/32(b)	5	5,266
Baxter International Inc.
1.73%, 04/01/31	30	25,724
2.54%, 02/01/32	25	21,859
GE HealthCare Technologies Inc., 5.91%, 11/22/32	100	108,015
Insulet Corp., 6.50%, 04/01/33(b)	5	5,227
Medtronic Global Holdings SCA, 4.50%, 03/30/33	40	40,264
Medtronic Inc., 4.38%, 03/15/35	25	24,770
Revvity Inc., 2.25%, 09/15/31	10	8,826
Smith & Nephew PLC, 5.40%, 03/20/34	10	10,438
Solventum Corp.
5.45%, 03/13/31	35	36,586
5.60%, 03/23/34	30	31,361
Stryker Corp.
4.63%, 09/11/34	15	15,027
5.20%, 02/10/35	30	31,156
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	50	44,688
5.09%, 08/10/33	30	31,292
5.20%, 01/31/34	10	10,468
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	36	32,536
5.20%, 09/15/34	10	10,263
5.50%, 02/19/35	10	10,445
		536,395
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc., 7.38%, 03/15/33(b)(c)	10	10,233
Adventist Health System/West
5.43%, 03/01/32	15	15,465
5.76%, 12/01/34	20	20,773
Centene Corp.
2.50%, 03/01/31	61	52,602
2.63%, 08/01/31	63	54,010
Charles River Laboratories International Inc., 4.00%, 03/15/31(b)	10	9,467
CHS/Community Health Systems Inc.
4.75%, 02/15/31(b)	23	20,651
9.75%, 01/15/34(b)	40	42,608
10.88%, 01/15/32(b)	45	48,638
Cigna Group (The)
4.88%, 09/15/32	25	25,452
5.13%, 05/15/31	20	20,720
5.25%, 02/15/34	20	20,706
5.25%, 01/15/36	25	25,636
5.40%, 03/15/33	55	57,616
CommonSpirit Health
5.21%, 12/01/31	5	5,195
5.32%, 12/01/34	15	15,443
Concentra Health Services Inc., 6.88%, 07/15/32(b)	10	10,500
DaVita Inc.
3.75%, 02/15/31(b)	26	24,120
6.75%, 07/15/33(b)	20	20,822
6.88%, 09/01/32(b)	20	20,826
Elevance Health Inc.
2.55%, 03/15/31	35	32,005

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.75%, 02/15/33	$20	$20,157
4.95%, 11/01/31	30	30,746
5.20%, 02/15/35	30	30,741
5.38%, 06/15/34	30	31,121
5.50%, 10/15/32	40	42,205
Encompass Health Corp., 4.63%, 04/01/31	10	9,863
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	10	9,436
HCA Inc.
2.38%, 07/15/31	50	44,826
3.63%, 03/15/32	100	94,841
5.45%, 04/01/31	5	5,234
5.45%, 09/15/34	30	31,165
5.50%, 06/01/33	5	5,246
5.60%, 04/01/34	35	36,661
5.75%, 03/01/35	30	31,672
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	10	9,952
Humana Inc.
2.15%, 02/03/32	45	39,046
5.55%, 05/01/35	25	25,666
5.88%, 03/01/33	15	15,833
5.95%, 03/15/34	30	31,671
IQVIA Inc., 6.25%, 06/01/32(b)	15	15,699
Laboratory Corp. of America Holdings
2.70%, 06/01/31	10	9,191
4.55%, 04/01/32	15	15,048
4.80%, 10/01/34	15	14,936
LifePoint Health Inc.
8.38%, 02/15/32(b)	20	21,506
9.88%, 08/15/30(b)	15	16,149
10.00%, 06/01/32(b)(c)	20	21,170
11.00%, 10/15/30(b)	15	16,548
Molina Healthcare Inc.
3.88%, 11/15/30(b)	15	13,881
3.88%, 05/15/32(b)	13	11,714
6.25%, 01/15/33(b)	20	20,047
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(b)	15	13,216
OhioHealth Corp., 2.30%, 11/15/31	5	4,516
Piedmont Healthcare Inc., 2.04%, 01/01/32	15	13,055
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	5	5,195
Quest Diagnostics Inc.
2.80%, 06/30/31	25	23,120
5.00%, 12/15/34	10	10,200
6.40%, 11/30/33	20	22,275
Radiology Partners Inc., 8.50%, 07/15/32(b)	25	26,135
Roche Holdings Inc.
2.08%, 12/13/31(b)	20	17,749
4.99%, 03/08/34(b)	10	10,369
Select Medical Corp., 6.25%, 12/01/32(b)(c)	10	9,925
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	15	15,828
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)	20	20,535
Sutter Health
5.16%, 08/15/33	15	15,543
Series 2025, 5.21%, 08/15/32	5	5,213
Tenet Healthcare Corp.
5.50%, 11/15/32(b)	15	15,241
6.00%, 11/15/33(b)	10	10,325
6.75%, 05/15/31	25	26,054
6.88%, 11/15/31	8	8,692
UnitedHealth Group Inc.
4.20%, 05/15/32	50	49,599
Security	Par (000)	Value
Health Care - Services (continued)
4.50%, 04/15/33	$50	$49,818
4.63%, 07/15/35	20	19,924
4.65%, 01/15/31	25	25,451
4.90%, 04/15/31	20	20,599
4.95%, 01/15/32	60	61,768
5.00%, 04/15/34	65	66,518
5.15%, 07/15/34	35	36,165
5.30%, 06/15/35	20	20,845
5.35%, 02/15/33	45	47,180
Universal Health Services Inc.
2.65%, 01/15/32	15	13,234
5.05%, 10/15/34	10	9,857
UPMC, 5.04%, 05/15/33	5	5,137
		1,974,740
Holding Companies - Diversified — 0.2%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	10	10,395
6.70%, 07/29/31	25	26,270
Ares Capital Corp.
3.20%, 11/15/31	35	31,042
5.80%, 03/08/32	25	25,288
Ares Strategic Income Fund, 6.20%, 03/21/32	15	15,388
Blackstone Private Credit Fund
6.00%, 01/29/32	30	30,677
6.00%, 11/22/34(c)	15	15,246
6.25%, 01/25/31	5	5,179
Blue Owl Credit Income Corp., 6.65%, 03/15/31	15	15,503
Clue Opco LLC, 9.50%, 10/15/31(b)	12	12,451
Compass Group Diversified Holdings LLC, 5.00%, 01/15/32(b)(c)	5	4,593
Gaci First Investment Co., 5.25%, 01/29/34(f)	200	206,433
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	20	20,439
MDGH GMTN RSC Ltd., 3.38%, 03/28/32(f)	200	189,560
Stena International SA
7.25%, 01/15/31(b)	10	10,200
7.63%, 02/15/31(b)	10	10,214
		628,878
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)	15	15,090
Beazer Homes USA Inc., 7.50%, 03/15/31(b)	5	5,082
Century Communities Inc., 6.63%, 09/15/33(b)	10	10,144
DR Horton Inc., 5.00%, 10/15/34	20	20,377
Forestar Group Inc., 6.50%, 03/15/33(b)	25	25,760
K Hovnanian Enterprises Inc.
8.00%, 04/01/31(b)	5	5,156
8.38%, 10/01/33(b)	15	15,454
KB Home, 4.00%, 06/15/31	5	4,728
LGI Homes Inc., 7.00%, 11/15/32(b)(c)	10	9,846
Meritage Homes Corp., 5.65%, 03/15/35	10	10,256
PulteGroup Inc.
6.38%, 05/15/33	20	21,990
7.88%, 06/15/32	10	11,719
Sekisui House U.S., Inc., 2.50%, 01/15/31	10	8,922
Taylor Morrison Communities Inc., 5.75%, 11/15/32(b)	10	10,315
Toll Brothers Finance Corp., 5.60%, 06/15/35	10	10,339
		185,178
Home Furnishings — 0.0%
Somnigroup International Inc., 3.88%, 10/15/31(b)	17	15,939

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31	$5	$4,225
4.70%, 05/14/32	15	13,901
5.50%, 03/01/33	5	4,780
6.50%, 06/15/33	10	9,935
		48,780
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	35	30,699
5.75%, 03/15/33	10	10,611
Church & Dwight Co. Inc.
2.30%, 12/15/31	15	13,386
5.60%, 11/15/32	25	26,687
Clorox Co. (The), 4.60%, 05/01/32	25	25,300
Kimberly-Clark Corp., 4.50%, 02/16/33	10	10,176
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(b)	10	6,727
10.75%, 06/30/32(b)(c)	10	4,415
		128,001
Housewares — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30(c)	10	9,587
4.13%, 04/30/31(b)	5	4,723
Newell Brands Inc.
6.38%, 05/15/30(c)	10	9,602
6.63%, 05/15/32(c)	10	9,432
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	8	7,499
4.38%, 02/01/32	9	8,418
		49,261
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
6.75%, 07/01/32(b)	15	15,380
7.50%, 11/06/30(b)	20	20,788
AIA Group Ltd., 4.95%, 04/04/33(b)	10	10,348
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(b)	20	20,571
7.00%, 01/15/31(b)	25	26,008
7.38%, 10/01/32(b)	15	15,501
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.23%)(a)(b)	10	10,748
Allstate Corp. (The)
5.25%, 03/30/33	35	36,501
5.55%, 05/09/35	15	15,811
American Financial Group Inc., 5.00%, 09/23/35	25	24,547
American International Group Inc.
3.88%, 01/15/35	10	9,420
5.13%, 03/27/33	30	31,024
5.45%, 05/07/35	20	20,952
American National Group Inc.
6.00%, 07/15/35	50	50,630
6.14%, 06/13/32(b)	15	15,728
Americo Life Inc., 3.45%, 04/15/31(b)	20	18,223
AmFam Holdings Inc., 2.81%, 03/11/31(b)	30	26,300
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	15	13,258
2.60%, 12/02/31	10	9,047
5.00%, 09/12/32	10	10,287
Security	Par (000)	Value
Insurance (continued)
Aon North America Inc.
5.30%, 03/01/31	$20	$20,864
5.45%, 03/01/34	40	41,833
Arch Capital Group Ltd., 7.35%, 05/01/34	10	11,722
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	25	26,145
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	25	25,829
Arthur J Gallagher & Co.
5.00%, 02/15/32	5	5,115
5.15%, 02/15/35	30	30,471
5.45%, 07/15/34	25	26,029
5.50%, 03/02/33	10	10,452
6.50%, 02/15/34	5	5,541
Ascot Group Ltd., 4.25%, 12/15/30(b)	10	9,256
Assurant Inc., 2.65%, 01/15/32	25	22,153
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31	25	23,591
Athene Global Funding
2.67%, 06/07/31(b)	10	8,920
5.32%, 11/13/31(b)	10	10,160
5.53%, 07/11/31(b)	5	5,133
5.54%, 08/22/35(b)	65	65,483
Athene Holding Ltd.
3.50%, 01/15/31	30	28,422
5.88%, 01/15/34	10	10,385
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	20	19,500
6.65%, 02/01/33	20	21,620
AXA SA, 8.60%, 12/15/30	25	29,588
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	10	10,368
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32	40	37,586
Brown & Brown Inc.
2.38%, 03/15/31	15	13,434
4.20%, 03/17/32	15	14,512
5.55%, 06/23/35	20	20,563
5.65%, 06/11/34	15	15,563
Chubb INA Holdings LLC
4.90%, 08/15/35	30	30,356
5.00%, 03/15/34	55	56,575
Cincinnati Financial Corp., 6.13%, 11/01/34	10	10,817
CNA Financial Corp.
5.13%, 02/15/34	15	15,149
5.20%, 08/15/35	10	10,110
5.50%, 06/15/33	10	10,402
CNO Financial Group Inc., 6.45%, 06/15/34	15	15,905
Corebridge Financial Inc.
3.90%, 04/05/32	35	33,296
5.75%, 01/15/34	50	52,212
6.05%, 09/15/33	10	10,650
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(b)	20	20,626
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	10	9,071
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	15	13,426
Enstar Group Ltd., 3.10%, 09/01/31	15	13,524
Equitable Holdings Inc.
5.59%, 01/11/33	25	26,184
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	5	5,209
F&G Annuities & Life Inc., 6.25%, 10/04/34	10	10,153
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	15	14,130
5.63%, 08/16/32	25	26,141

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.75%, 05/20/35	$20	$20,913
Fidelity National Financial Inc., 2.45%, 03/15/31	5	4,469
First American Financial Corp.
2.40%, 08/15/31	15	13,148
5.45%, 09/30/34	10	10,129
Genworth Holdings Inc., 6.50%, 06/15/34	5	5,091
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	35	31,537
7.95%, 06/15/33(b)	14	15,991
Globe Life Inc.
4.80%, 06/15/32	25	25,187
5.85%, 09/15/34	10	10,509
Hanover Insurance Group Inc. (The), 5.50%, 09/01/35	20	20,416
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(b)	15	15,369
8.13%, 02/15/32(b)	10	10,108
HUB International Ltd., 7.38%, 01/31/32(b)	35	36,472
Jackson Financial Inc.
3.13%, 11/23/31	5	4,553
5.67%, 06/08/32	10	10,370
Kemper Corp., 3.80%, 02/23/32	20	18,471
Lincoln National Corp.
3.40%, 01/15/31	20	18,962
3.40%, 03/01/32	15	13,942
5.85%, 03/15/34	10	10,518
Loews Corp., 6.00%, 02/01/35	10	10,854
Manulife Financial Corp., 3.70%, 03/16/32	25	24,068
Marsh & McLennan Companies Inc.
4.85%, 11/15/31	25	25,666
5.00%, 03/15/35	50	50,884
5.15%, 03/15/34	15	15,543
5.40%, 09/15/33	10	10,536
5.75%, 11/01/32	10	10,761
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.03%)(a)(b)	25	25,471
MetLife Inc.
5.30%, 12/15/34	30	31,305
5.38%, 07/15/33	29	30,613
5.70%, 06/15/35	45	48,257
6.38%, 06/15/34	40	45,002
6.50%, 12/15/32	9	10,145
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	20	21,120
Metropolitan Life Global Funding I, 5.15%, 03/28/33(b)	10	10,362
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,703
New York Life Global Funding
4.55%, 01/28/33(b)	40	39,993
5.00%, 01/09/34(b)	35	35,794
5.35%, 01/23/35(b)	50	52,361
New York Life Insurance Co., 5.88%, 05/15/33(b)	35	37,372
Nippon Life Insurance Co., 5.95%, 04/16/54, (5-year CMT + 2.59%)(a)(b)	20	20,826
Old Republic International Corp., 5.75%, 03/28/34	10	10,466
Pacific Life Global Funding II, 2.45%, 01/11/32(b)	10	8,926
Pacific LifeCorp, 6.60%, 09/15/33(b)	15	16,762
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)	61	63,138
Pricoa Global Funding I, 5.35%, 05/28/35(b)	5	5,182
Primerica Inc., 2.80%, 11/19/31	5	4,537
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (The)
3.00%, 03/15/32	$25	$23,179
6.25%, 12/01/32	10	11,149
Protective Life Global Funding, 5.43%, 01/14/32(b)	5	5,236
Prudential Financial Inc.
5.20%, 03/14/35	20	20,595
5.75%, 07/15/33	50	54,136
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	65	67,309
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	5	5,263
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	15	15,949
Prudential Funding Asia PLC, 3.63%, 03/24/32	10	9,523
Reinsurance Group of America Inc., 5.75%, 09/15/34	40	41,765
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	25	26,267
5.80%, 04/01/35	10	10,504
RGA Global Funding
5.00%, 08/25/32(b)	10	10,064
5.05%, 12/06/31(b)	5	5,121
5.50%, 01/11/31(b)	15	15,664
Ryan Specialty LLC, 5.88%, 08/01/32(b)	20	20,440
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	30	27,901
4.75%, 04/08/32(b)	15	14,739
6.88%, 04/15/34(b)	15	16,615
SBL Holdings Inc.
5.00%, 02/18/31(b)	15	13,818
7.20%, 10/30/34(b)	40	38,777
Selective Insurance Group Inc., 5.90%, 04/15/35	10	10,481
Stewart Information Services Corp., 3.60%, 11/15/31	10	8,953
Sumitomo Life Insurance Co., 5.88%, (5-year CMT + 2.84%)(a)(b)(e)	5	5,112
Travelers Companies Inc. (The), 5.05%, 07/24/35	15	15,351
USI Inc./New York, 7.50%, 01/15/32(b)	10	10,428
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	10	10,554
		2,837,941
Internet — 0.5%
Alibaba Group Holding Ltd., 2.13%, 02/09/31	20	18,242
Alphabet Inc.
4.50%, 05/15/35	30	30,229
4.70%, 11/15/35	75	76,224
Amazon.com Inc.
2.10%, 05/12/31	140	126,766
3.60%, 04/13/32	95	92,478
4.35%, 03/20/33	25	25,182
4.65%, 11/20/35	25	25,269
4.70%, 12/01/32	45	46,408
4.80%, 12/05/34	30	31,095
AppLovin Corp.
5.38%, 12/01/31	15	15,598
5.50%, 12/01/34	15	15,517
Cogent Communications Group LLC/Cogent Finance Inc., 6.50%, 07/01/32(b)(c)	25	22,771
eBay Inc.
2.60%, 05/10/31	20	18,320
6.30%, 11/22/32	10	10,991
Expedia Group Inc.
2.95%, 03/15/31	27	25,118
5.40%, 02/15/35	25	25,819

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Gen Digital Inc.
6.25%, 04/01/33(b)	$15	$15,447
7.13%, 09/30/30(b)	15	15,510
Match Group Holdings II LLC
3.63%, 10/01/31(b)	15	13,741
4.13%, 08/01/30(b)	5	4,742
6.13%, 09/15/33(b)	15	15,199
Meta Platforms Inc.
3.85%, 08/15/32	55	53,691
4.55%, 08/15/31	25	25,552
4.60%, 11/15/32	25	25,383
4.75%, 08/15/34	50	50,884
4.88%, 11/15/35	135	136,520
4.95%, 05/15/33	30	31,063
Prosus NV, 3.06%, 07/13/31(f)	200	181,591
Rakuten Group Inc., 6.25%, (5-year CMT + 4.96%)(a)(b)(e)	18	17,107
Snap Inc.
6.88%, 03/01/33(b)	25	25,786
6.88%, 03/15/34(b)	10	10,248
Uber Technologies Inc.
4.15%, 01/15/31	25	24,906
4.80%, 09/15/34	20	20,100
4.80%, 09/15/35	25	24,980
VeriSign Inc., 5.25%, 06/01/32	20	20,563
Wayfair LLC, 6.75%, 11/15/32(b)	10	10,205
		1,329,245
Iron & Steel — 0.1%
ArcelorMittal SA
6.00%, 06/17/34(c)	10	10,787
6.80%, 11/29/32	30	33,598
Carpenter Technology Corp., 5.63%, 03/01/34(b)	15	15,250
Cleveland-Cliffs Inc.
4.88%, 03/01/31(b)	5	4,740
7.00%, 03/15/32(b)	25	25,644
7.38%, 05/01/33(b)	15	15,488
7.50%, 09/15/31(b)	25	26,220
7.63%, 01/15/34(b)	15	15,583
Commercial Metals Co.
3.88%, 02/15/31	5	4,731
4.38%, 03/15/32	3	2,873
5.75%, 11/15/33(b)	10	10,223
6.00%, 12/15/35(b)	10	10,181
Gerdau Trade Inc., 5.75%, 06/09/35	10	10,346
Mineral Resources Ltd., 7.00%, 04/01/31(b)	5	5,199
Nucor Corp.
3.13%, 04/01/32	10	9,308
5.10%, 06/01/35	10	10,255
Samarco Mineracao SA, 9.50%, 06/30/31, (9.00% Cash and 9.00% PIK)(d)(f)	59	58,957
Steel Dynamics Inc.
5.25%, 05/15/35	35	35,957
5.38%, 08/15/34	10	10,415
Vale Overseas Ltd.
6.13%, 06/12/33	35	37,519
8.25%, 01/17/34	5	6,013
		359,287
Leisure Time — 0.2%
Acushnet Co., 5.63%, 12/01/33(b)	10	10,078
Amer Sports Co., 6.75%, 02/16/31(b)	20	20,883
Security	Par (000)	Value
Leisure Time (continued)
Brunswick Corp.
2.40%, 08/18/31	$15	$13,162
4.40%, 09/15/32	10	9,558
Carnival Corp.
5.75%, 08/01/32(b)	60	61,519
5.88%, 06/15/31(b)	20	20,604
6.13%, 02/15/33(b)	35	36,019
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(b)	25	23,189
Life Time Inc., 6.00%, 11/15/31(b)	10	10,203
NCL Corp. Ltd.
5.88%, 01/15/31(b)	15	14,816
6.25%, 09/15/33(b)	10	9,889
6.75%, 02/01/32(b)	35	35,557
Patrick Industries Inc., 6.38%, 11/01/32(b)	10	10,256
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(b)	30	30,627
6.00%, 02/01/33(b)	35	36,041
6.25%, 03/15/32(b)	25	25,851
Viking Cruises Ltd.
5.88%, 10/15/33(b)	25	25,428
9.13%, 07/15/31(b)	10	10,723
		404,403
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	17	16,566
Choice Hotels International Inc.
3.70%, 01/15/31	15	14,192
5.85%, 08/01/34	15	15,413
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	26	24,160
4.00%, 05/01/31(b)	18	17,201
5.75%, 09/15/33(b)	15	15,373
5.88%, 03/15/33(b)	20	20,621
6.13%, 04/01/32(b)	20	20,738
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	10	9,265
6.63%, 01/15/32(b)	15	15,255
Hyatt Hotels Corp.
5.38%, 12/15/31	5	5,149
5.50%, 06/30/34	15	15,501
5.75%, 03/30/32	20	20,987
Las Vegas Sands Corp., 6.20%, 08/15/34	10	10,536
Marriott International Inc./MD
5.30%, 05/15/34	25	25,926
5.35%, 03/15/35	20	20,682
Series GG, 3.50%, 10/15/32	30	28,074
Series HH, 2.85%, 04/15/31	5	4,640
Series II, 2.75%, 10/15/33	5	4,381
Marriott Ownership Resorts Inc., 6.50%, 10/01/33(b)	15	14,269
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)	15	15,583
MGM China Holdings Ltd., 7.13%, 06/26/31(b)	5	5,264
MGM Resorts International, 6.50%, 04/15/32	15	15,400
Sands China Ltd., 3.25%, 08/08/31	10	9,156
Station Casinos LLC
4.63%, 12/01/31(b)	8	7,571
6.63%, 03/15/32(b)	10	10,230
Travel + Leisure Co., 6.13%, 09/01/33(b)	15	15,241
		397,374

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	$15	$15,672
Caterpillar Inc., 5.20%, 05/15/35	35	36,632
Chart Industries Inc., 9.50%, 01/01/31(b)	7	7,471
Deere & Co.
5.45%, 01/16/35	25	26,563
7.13%, 03/03/31	20	22,745
Flowserve Corp., 2.80%, 01/15/32	30	26,929
IDEX Corp., 2.63%, 06/15/31	15	13,737
Ingersoll Rand Inc.
5.31%, 06/15/31	25	26,249
5.70%, 08/14/33	25	26,674
John Deere Capital Corp.
1.45%, 01/15/31	25	22,084
2.00%, 06/17/31	30	26,918
3.90%, 06/07/32	30	29,516
4.35%, 09/15/32	25	25,193
4.40%, 09/08/31	30	30,372
5.10%, 04/11/34	30	31,263
5.15%, 09/08/33	30	31,530
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(b)	5	5,342
Nordson Corp., 5.80%, 09/15/33	10	10,701
nVent Finance SARL, 5.65%, 05/15/33	10	10,477
Regal Rexnord Corp., 6.40%, 04/15/33	25	26,966
Rockwell Automation Inc., 1.75%, 08/15/31	15	13,205
Terex Corp., 6.25%, 10/15/32(b)	15	15,330
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	15	15,724
5.61%, 03/11/34	10	10,610
Xylem Inc./New York, 2.25%, 01/30/31(c)	5	4,551
		512,454
Manufacturing — 0.1%
3M Co., 5.15%, 03/15/35	10	10,349
Amsted Industries Inc., 4.63%, 05/15/30(b)	8	7,885
Avient Corp.
6.25%, 11/01/31(b)	10	10,212
7.13%, 08/01/30(b)	15	15,485
Axon Enterprise Inc., 6.25%, 03/15/33(b)	15	15,608
Eaton Corp., 4.15%, 03/15/33	50	49,499
Enpro Inc., 6.13%, 06/01/33(b)	5	5,162
Hillenbrand Inc., 3.75%, 03/01/31(c)	8	7,993
Parker-Hannifin Corp., 4.20%, 11/21/34	10	9,794
Teledyne Technologies Inc., 2.75%, 04/01/31	30	27,819
Textron Inc.
2.45%, 03/15/31	15	13,624
5.50%, 05/15/35	10	10,432
		183,862
Media — 0.6%
AMC Networks Inc., 10.50%, 07/15/32(b)(c)	25	26,731
Cable One Inc., 4.00%, 11/15/30(b)(c)	10	7,959
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	51	46,985
4.25%, 01/15/34(b)(c)	50	42,415
4.50%, 08/15/30(b)	45	42,306
4.50%, 05/01/32	59	53,238
4.50%, 06/01/33(b)(c)	30	26,354
4.75%, 02/01/32(b)	20	18,394
7.38%, 03/01/31(b)(c)	20	20,425
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	30	25,769
Security	Par (000)	Value
Media (continued)
4.40%, 04/01/33	$15	$14,133
6.38%, 10/23/35	40	41,353
6.55%, 06/01/34	25	26,371
6.65%, 02/01/34	25	26,454
Comcast Corp.
1.95%, 01/15/31	5	4,456
4.20%, 08/15/34	35	33,600
4.25%, 01/15/33	70	68,595
4.65%, 02/15/33	50	50,241
4.80%, 05/15/33	35	35,433
5.30%, 06/01/34	25	25,840
5.30%, 05/15/35	40	41,247
5.50%, 11/15/32	30	31,795
Cox Communications Inc.
4.80%, 02/01/35(b)	15	14,001
5.70%, 06/15/33(b)	25	25,220
CSC Holdings LLC
3.38%, 02/15/31(b)	25	13,877
4.13%, 12/01/30(b)	20	11,432
4.50%, 11/15/31(b)	30	17,009
4.63%, 12/01/30(b)	40	14,270
5.00%, 11/15/31(b)	8	2,808
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31(b)	40	39,760
Fox Corp., 6.50%, 10/13/33	55	60,947
Gray Media Inc.
7.25%, 08/15/33(b)	20	20,118
9.63%, 07/15/32(b)	5	5,198
Gray Television Inc.
4.75%, 10/15/30(b)	14	10,862
5.38%, 11/15/31(b)	32	24,074
Grupo Televisa SAB, 8.50%, 03/11/32	5	5,526
iHeartCommunications Inc.
7.00%, 01/15/31(b)	5	4,061
7.75%, 08/15/30(b)	10	8,562
10.88%, 05/01/30(b)	10	8,231
McGraw-Hill Education Inc., 7.38%, 09/01/31(b)	10	10,371
Midcontinent Communications, 8.00%, 08/15/32(b)	10	10,101
News Corp., 5.13%, 02/15/32(b)	7	6,930
Paramount Global
4.20%, 05/19/32	20	18,634
4.95%, 01/15/31	40	39,485
Scripps Escrow II Inc., 5.38%, 01/15/31(b)	7	5,457
Sinclair Television Group Inc.
4.38%, 12/31/32(b)	23	17,926
8.13%, 02/15/33(b)	30	31,230
Sirius XM Radio LLC
3.88%, 09/01/31(b)(c)	31	28,273
4.13%, 07/01/30(b)	25	23,753
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	20	19,078
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	27	31,288
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	45	51,602
Univision Communications Inc.
7.38%, 06/30/30(b)	20	20,312
8.50%, 07/31/31(b)	20	20,710
9.38%, 08/01/32(b)	10	10,652
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	15	13,264
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)	15	13,964

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
VZ Secured Financing BV, 5.00%, 01/15/32(b)	$25	$22,558
Walt Disney Co. (The)
2.65%, 01/13/31	75	70,300
6.20%, 12/15/34	15	16,981
6.55%, 03/15/33	20	22,802
		1,501,721
Metal Fabricate & Hardware — 0.0%
Vallourec SACA, 7.50%, 04/15/32(b)	10	10,683
Mining — 0.4%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	15	15,914
Alumina Pty. Ltd., 6.38%, 09/15/32(b)	10	10,383
Arsenal AIC Parent LLC
8.00%, 10/01/30(b)	10	10,628
11.50%, 10/01/31(b)	10	11,009
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	5	5,119
5.13%, 02/21/32	30	31,145
5.25%, 09/08/33	25	26,086
5.30%, 02/21/35	45	46,828
Capstone Copper Corp., 6.75%, 03/31/33(b)	10	10,385
Century Aluminum Co., 6.88%, 08/01/32(b)	15	15,279
Constellium SE, 6.38%, 08/15/32(b)	5	5,141
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(f)	200	190,865
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(b)	22	21,216
6.13%, 04/15/32(b)	16	16,652
Freeport-McMoRan Inc., 5.40%, 11/14/34	15	15,585
Glencore Funding LLC
2.85%, 04/27/31(b)	5	4,612
5.63%, 04/04/34(b)	25	26,205
5.67%, 04/01/35(b)	20	21,016
6.50%, 10/06/33(b)	25	27,745
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)	10	9,612
5.88%, 03/01/34(b)	15	14,986
New Gold Inc., 6.88%, 04/01/32(b)	5	5,323
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)(c)	15	14,357
Newmont Corp.
2.60%, 07/15/32(c)	65	59,229
5.88%, 04/01/35	25	27,178
Novelis Corp.
3.88%, 08/15/31(b)	15	13,703
6.38%, 08/15/33(b)	15	15,140
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,373
6.13%, 12/15/33	10	11,023
7.25%, 03/15/31	25	28,656
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	15,491
5.25%, 03/14/35	35	36,327
South32 Treasury Ltd., 4.35%, 04/14/32(b)	25	24,285
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(f)	200	209,989
Yamana Gold Inc., 2.63%, 08/15/31	14	12,582
		1,015,067
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	20	18,703
5.55%, 08/22/34	15	15,449
Security	Par (000)	Value
Office & Business Equipment (continued)
Xerox Corp., 13.50%, 04/15/31(b)(c)	$20	$18,291
Zebra Technologies Corp., 6.50%, 06/01/32(b)	10	10,330
		62,773
Oil & Gas — 1.3%
Aker BP ASA
3.10%, 07/15/31(b)	5	4,588
5.13%, 10/01/34(b)	10	9,884
5.25%, 10/30/35(b)	5	4,938
6.00%, 06/13/33(b)	5	5,253
APA Corp., 6.10%, 02/15/35	25	25,758
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/32(b)	10	10,222
Baytex Energy Corp., 7.38%, 03/15/32(b)	10	10,150
BP Capital Markets America Inc.
2.72%, 01/12/32	40	36,571
4.81%, 02/13/33	25	25,448
4.89%, 09/11/33	55	56,306
4.99%, 04/10/34	20	20,537
5.23%, 11/17/34	35	36,429
California Resources Corp., 7.00%, 01/15/34(b)	5	4,991
Canadian Natural Resources Ltd.
5.40%, 12/15/34	25	25,635
5.85%, 02/01/35	5	5,239
7.20%, 01/15/32	5	5,651
Cenovus Energy Inc., 2.65%, 01/15/32	20	17,817
Chevron USA Inc.
4.82%, 04/15/32	30	30,967
4.85%, 10/15/35(c)	25	25,376
4.98%, 04/15/35	10	10,298
Chord Energy Corp., 6.75%, 03/15/33(b)	10	10,332
Civitas Resources Inc.
8.63%, 11/01/30(b)	20	20,949
8.75%, 07/01/31(b)	25	26,054
9.63%, 06/15/33(b)	15	16,202
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	200	224,722
CNX Resources Corp.
7.25%, 03/01/32(b)	10	10,439
7.38%, 01/15/31(b)	9	9,348
ConocoPhillips Co.
5.00%, 01/15/35	25	25,573
5.05%, 09/15/33	50	51,837
Continental Resources Inc./OK
2.88%, 04/01/32(b)	10	8,741
5.75%, 01/15/31(b)	35	36,074
Coterra Energy Inc.
5.40%, 02/15/35	20	20,414
5.60%, 03/15/34	10	10,353
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	15	14,208
7.63%, 04/01/32(b)	25	24,366
Devon Energy Corp.
5.20%, 09/15/34(c)	25	25,100
7.95%, 04/15/32	10	11,643
Diamondback Energy Inc.
3.13%, 03/24/31	25	23,381
5.40%, 04/18/34	30	30,840
5.55%, 04/01/35	25	25,853
6.25%, 03/15/33	20	21,653
Ecopetrol SA
4.63%, 11/02/31	40	35,694

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.75%, 02/01/32	$50	$51,269
8.88%, 01/13/33	70	74,844
Energian Israel Finance Ltd., 5.88%, 03/30/31(b)(f)	30	28,968
EOG Resources Inc.
3.90%, 04/01/35	30	28,092
5.00%, 07/15/32	25	25,667
EQT Corp.
3.63%, 05/15/31(b)	10	9,428
4.75%, 01/15/31	20	20,134
5.75%, 02/01/34	20	21,060
Equinor ASA
4.75%, 11/14/35	25	25,168
5.13%, 06/03/35	15	15,559
Expand Energy Corp.
4.75%, 02/01/32	38	37,599
5.70%, 01/15/35	15	15,589
Harbour Energy PLC, 6.33%, 04/01/35(b)	5	5,130
Helmerich & Payne Inc.
2.90%, 09/29/31	15	13,410
5.50%, 12/01/34(c)	15	14,954
Hess Corp., 7.30%, 08/15/31	25	28,945
HF Sinclair Corp., 6.25%, 01/15/35	20	21,073
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/31(b)	10	9,425
6.25%, 04/15/32(b)	5	4,707
6.88%, 05/15/34(b)	15	14,074
7.25%, 02/15/35(b)	20	19,025
8.38%, 11/01/33(b)	15	15,394
Long Ridge Energy LLC, 8.75%, 02/15/32(b)	15	15,692
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	10	10,252
Marathon Petroleum Corp., 5.70%, 03/01/35	40	41,544
Matador Resources Co.
6.25%, 04/15/33(b)	15	15,015
6.50%, 04/15/32(b)	15	15,236
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(b)	15	14,383
Murphy Oil Corp., 6.00%, 10/01/32(c)	10	9,922
Nabors Industries Inc.
7.63%, 11/15/32(b)	10	9,698
8.88%, 08/15/31(b)(c)	10	9,784
Northern Oil & Gas Inc.
7.88%, 10/15/33(b)	10	9,726
8.75%, 06/15/31(b)	10	10,220
Occidental Petroleum Corp.
5.38%, 01/01/32	25	25,603
5.55%, 10/01/34(c)	25	25,498
6.13%, 01/01/31	14	14,810
7.50%, 05/01/31	16	18,039
7.88%, 09/15/31	26	29,900
Ovintiv Inc.
6.25%, 07/15/33	25	26,497
6.50%, 08/15/34	5	5,363
7.20%, 11/01/31	5	5,551
Patterson-UTI Energy Inc., 7.15%, 10/01/33	10	10,675
Permian Resources Operating LLC
6.25%, 02/01/33(b)	20	20,518
7.00%, 01/15/32(b)	20	20,832
9.88%, 07/15/31(b)	6	6,467
Petrobras Global Finance BV, 5.60%, 01/03/31	80	80,585
Security	Par (000)	Value
Oil & Gas (continued)
Petroleos Mexicanos
5.95%, 01/28/31	$100	$96,617
6.63%, 06/15/35	50	47,104
6.70%, 02/16/32	200	198,502
10.00%, 02/07/33(c)	30	34,669
Petronas Capital Ltd., 2.48%, 01/28/32(f)	200	180,518
Phillips 66
2.15%, 12/15/30	20	17,968
4.65%, 11/15/34	20	19,697
Phillips 66 Co.
4.95%, 03/15/35	35	34,987
5.30%, 06/30/33	40	41,406
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	5	4,927
Pluspetrol SA, 8.50%, 05/30/32(f)	40	40,159
Raizen Fuels Finance SA, 6.45%, 03/05/34(f)	200	172,356
SA Global Sukuk Ltd., 4.63%, 09/17/35(f)	200	195,122
Santos Finance Ltd.
5.75%, 11/13/35(b)	25	25,078
6.88%, 09/19/33(b)	40	43,872
Shell Finance U.S. Inc., 4.13%, 05/11/35	25	24,218
SM Energy Co., 7.00%, 08/01/32(b)	15	14,635
Suncor Energy Inc., 5.95%, 12/01/34	10	10,623
Sunoco LP
4.63%, 05/01/30(b)	16	15,601
5.63%, 03/15/31(b)	20	20,127
5.88%, 03/15/34(b)	10	10,042
6.25%, 07/01/33(b)	25	25,675
6.63%, 08/15/32(b)	10	10,319
7.25%, 05/01/32(b)	15	15,841
Talos Production Inc., 9.38%, 02/01/31(b)	10	10,536
TotalEnergies Capital SA
4.72%, 09/10/34	20	20,306
5.15%, 04/05/34	55	57,477
Transocean International Ltd.
7.50%, 04/15/31	5	4,817
7.88%, 10/15/32(b)	5	5,217
8.50%, 05/15/31(b)	25	25,203
Valero Energy Corp., 2.80%, 12/01/31	35	32,067
Vermilion Energy Inc.
6.88%, 05/01/30(b)(c)	8	7,835
7.25%, 02/15/33(b)	10	9,478
Viper Energy Partners LLC, 5.70%, 08/01/35	20	20,459
Vital Energy Inc.
7.88%, 04/15/32(b)	20	19,406
9.75%, 10/15/30	5	5,205
Woodside Finance Ltd.
5.10%, 09/12/34	25	24,899
6.00%, 05/19/35	25	26,217
		3,576,343
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	12	12,371
Kodiak Gas Services LLC
6.50%, 10/01/33(b)	20	20,400
6.75%, 10/01/35(b)	10	10,273
Schlumberger Holdings Corp.
4.85%, 05/15/33(b)(c)	20	20,196
5.00%, 06/01/34(b)	5	5,091
Star Holding LLC, 8.75%, 08/01/31(b)	5	5,055

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/33(b)	$10	$10,099
Weatherford International Ltd., 6.75%, 10/15/33(b)	15	15,353
		98,838
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 5.63%, 05/26/33	10	10,492
Amcor Flexibles North America Inc.
2.69%, 05/25/31	20	18,282
5.50%, 03/17/35	15	15,558
Ball Corp.
2.88%, 08/15/30	27	24,918
3.13%, 09/15/31	17	15,651
5.50%, 09/15/33	25	25,438
Berry Global Inc.
5.65%, 01/15/34	40	41,946
5.80%, 06/15/31	5	5,300
Clydesdale Acquisition Holdings Inc., 6.75%, 04/15/32(b)	25	25,253
Crown Americas LLC, 5.88%, 06/01/33(b)	15	15,362
Graphic Packaging International LLC, 6.38%, 07/15/32(b)(c)	10	10,182
LABL Inc., 8.63%, 10/01/31(b)(c)	15	9,108
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31(b)(c)	15	15,208
7.38%, 06/01/32(b)	5	5,034
Packaging Corp. of America, 5.20%, 08/15/35	10	10,238
Sealed Air Corp.
6.50%, 07/15/32(b)	5	5,176
6.88%, 07/15/33(b)	10	10,530
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)	7	7,288
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	5	5,199
Sonoco Products Co., 5.00%, 09/01/34(c)	20	19,880
Trivium Packaging Finance BV, 12.25%, 01/15/31(b)	15	15,982
WestRock MWV LLC, 7.95%, 02/15/31	5	5,776
WRKCo Inc., 3.00%, 06/15/33	25	22,359
		340,160
Pharmaceuticals — 0.8%
1261229 BC Ltd., 10.00%, 04/15/32(b)	100	103,520
AbbVie Inc.
4.50%, 05/14/35	55	54,606
4.55%, 03/15/35	40	39,831
4.95%, 03/15/31	25	25,955
5.05%, 03/15/34	65	67,420
5.20%, 03/15/35	25	26,087
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)	5	5,293
Astrazeneca Finance LLC
2.25%, 05/28/31	80	72,996
4.88%, 03/03/33	15	15,562
4.90%, 02/26/31	15	15,570
5.00%, 02/26/34	30	31,259
Bausch Health Companies Inc.
5.25%, 02/15/31(b)	8	5,406
14.00%, 10/15/30(b)	6	6,094
Bayer U.S. Finance II LLC
4.20%, 07/15/34(b)	5	4,668
5.50%, 07/30/35(b)	20	20,324
Becton Dickinson & Co.
1.96%, 02/11/31	35	31,130
5.11%, 02/08/34	20	20,518
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.95%, 03/15/32	$25	$23,253
5.20%, 02/22/34	70	73,403
5.75%, 02/01/31	25	26,829
Cardinal Health Inc., 5.35%, 11/15/34	25	25,882
Cencora Inc.
2.70%, 03/15/31	45	41,617
5.15%, 02/15/35	10	10,288
CVS Health Corp.
1.88%, 02/28/31	15	13,182
2.13%, 09/15/31	36	31,682
5.25%, 01/30/31	35	36,253
5.25%, 02/21/33	45	46,502
5.30%, 06/01/33	45	46,542
5.45%, 09/15/35	50	51,575
5.55%, 06/01/31	30	31,526
5.70%, 06/01/34	30	31,602
6.75%, 12/10/54, (5-year CMT + 2.52%)(a)	15	15,504
Eli Lilly & Co.
4.25%, 03/15/31	45	45,356
4.55%, 10/15/32	25	25,490
4.60%, 08/14/34	15	15,184
4.70%, 02/27/33	30	30,825
4.70%, 02/09/34	40	40,778
4.90%, 10/15/35	25	25,678
5.10%, 02/12/35	25	26,097
Endo Finance Holdings Inc., 8.50%, 04/15/31(b)	20	20,822
GlaxoSmithKline Capital Inc.
4.88%, 04/15/35	25	25,464
5.38%, 04/15/34	5	5,321
Johnson & Johnson
4.85%, 03/01/32	30	31,294
4.90%, 06/01/31	25	26,188
4.95%, 05/15/33	10	10,613
4.95%, 06/01/34(c)	35	37,020
5.00%, 03/01/35	35	36,705
McKesson Corp.
5.10%, 07/15/33	30	31,183
5.25%, 05/30/35	15	15,625
Merck & Co. Inc.
2.15%, 12/10/31	65	58,056
4.50%, 05/17/33	35	35,546
4.55%, 09/15/32	25	25,404
4.95%, 09/15/35	60	61,597
Novartis Capital Corp.
4.00%, 09/18/31	30	29,966
4.20%, 09/18/34	20	19,672
4.60%, 11/05/35	25	25,008
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(b)	35	29,340
6.75%, 05/15/34(b)	15	13,561
7.88%, 05/15/34(b)	10	8,438
Paradigm Parent LLC and Paradigm Parent CO-Issuer Inc., 8.75%, 04/17/32(b)	15	14,214
Pfizer Inc.
4.50%, 11/15/32	25	25,185
4.88%, 11/15/35	25	25,315
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	150	152,983

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis Inc.
5.00%, 08/17/35	$50	$50,894
5.60%, 11/16/32	10	10,680
		2,087,381
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/33(b)	15	15,080
6.63%, 02/01/32(b)	15	15,554
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	10	10,635
Boardwalk Pipelines LP
3.60%, 09/01/32	25	23,147
5.63%, 08/01/34	10	10,449
Cameron LNG LLC, 2.90%, 07/15/31(b)	25	23,025
Cheniere Energy Inc., 5.65%, 04/15/34	30	31,272
Cheniere Energy Partners LP
3.25%, 01/31/32	20	18,397
4.00%, 03/01/31	36	34,978
5.55%, 10/30/35(b)	25	25,705
5.75%, 08/15/34	30	31,390
5.95%, 06/30/33	47	49,952
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34(b)	5	5,182
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	10	10,265
6.04%, 11/15/33(b)	35	37,591
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	25	24,845
7.50%, 12/15/33(b)	10	10,846
DCP Midstream Operating LP, 3.25%, 02/15/32	8	7,364
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 06/30/33(b)	10	10,255
DT Midstream Inc.
4.30%, 04/15/32(b)	10	9,646
4.38%, 06/15/31(b)	17	16,628
5.80%, 12/15/34(b)	10	10,430
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	15	15,873
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)	10	9,301
Enbridge Inc.
2.50%, 08/01/33	25	21,486
5.55%, 06/20/35	25	26,002
5.63%, 04/05/34	20	20,992
5.70%, 03/08/33	55	58,261
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	10	10,708
Energy Transfer LP
4.90%, 03/15/35	35	34,353
5.55%, 05/15/34	25	25,807
5.60%, 09/01/34	20	20,719
5.70%, 04/01/35	25	26,000
5.75%, 02/15/33	50	52,745
6.50%, 02/15/56, (5-year CMT + 2.68%)(a)	10	9,867
6.55%, 12/01/33	30	33,073
7.38%, 02/01/31(b)	10	10,408
Enterprise Products Operating LLC
4.60%, 01/15/31	50	50,739
4.85%, 01/31/34	20	20,365
4.95%, 02/15/35	25	25,437
5.35%, 01/31/33	30	31,548
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	25	23,135
Security	Par (000)	Value
Pipelines (continued)
Florida Gas Transmission Co. LLC, 5.75%, 07/15/35(b)	$20	$20,947
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	15	15,486
8.00%, 05/15/33	10	10,326
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(b)	10	10,148
8.25%, 01/15/32(b)	10	10,495
Harvest Midstream I LP, 7.50%, 05/15/32(b)	10	10,406
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(b)	15	15,393
7.38%, 07/15/32(b)	15	15,848
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	10	10,568
7.75%, 03/15/32	10	11,653
Kinder Morgan Inc.
4.80%, 02/01/33	25	25,198
5.20%, 06/01/33	40	41,332
5.30%, 12/01/34	10	10,256
5.40%, 02/01/34	35	36,262
5.85%, 06/01/35	15	15,914
7.80%, 08/01/31	10	11,641
MPLX LP
4.80%, 02/15/31	25	25,301
4.95%, 09/01/32	20	20,157
5.00%, 01/15/33	25	25,204
5.00%, 03/01/33	45	45,419
5.40%, 04/01/35	25	25,331
5.40%, 09/15/35	30	30,385
5.50%, 06/01/34	30	30,797
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	25	25,921
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5	4,597
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	10	10,193
ONEOK Inc.
4.75%, 10/15/31	15	15,073
5.05%, 11/01/34	25	24,890
5.40%, 10/15/35	50	50,720
5.65%, 09/01/34	10	10,347
6.00%, 06/15/35	10	10,544
6.05%, 09/01/33	25	26,706
6.10%, 11/15/32	20	21,453
Plains All American Pipeline LP, 5.95%, 06/15/35	25	26,231
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	5	4,901
6.75%, 03/15/33(b)	15	15,745
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	5	4,470
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.95%)(a)	10	10,364
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	20	20,239
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(b)	10	9,997
6.00%, 09/01/31(b)	10	9,895
6.75%, 03/15/34(b)	10	10,014
Targa Resources Corp.
5.50%, 02/15/35	15	15,389
5.55%, 08/15/35	25	25,680
6.13%, 03/15/33	30	32,149
6.50%, 03/30/34	5	5,495

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	$10	$9,561
4.88%, 02/01/31	55	55,288
Texas Eastern Transmission LP, 7.00%, 07/15/32	5	5,641
TransCanada PipeLines Ltd.
4.63%, 03/01/34	30	29,428
5.60%, 03/31/34	10	10,423
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	30	26,268
4.13%, 08/15/31(b)	26	23,857
Venture Global LNG Inc.
8.38%, 06/01/31(b)	50	50,118
9.88%, 02/01/32(b)	35	36,445
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(b)	40	41,391
7.50%, 05/01/33(b)	20	21,838
7.75%, 05/01/35(b)	25	27,866
Western Midstream Operating LP
5.45%, 11/15/34	25	25,233
6.15%, 04/01/33	20	21,222
Whistler Pipeline LLC, 5.95%, 09/30/34(b)	20	20,677
Williams Companies Inc. (The)
2.60%, 03/15/31	10	9,139
4.65%, 08/15/32	45	45,234
5.15%, 03/15/34	35	35,726
5.30%, 09/30/35	25	25,597
5.60%, 03/15/35	20	20,896
5.65%, 03/15/33	5	5,283
Series A, 7.50%, 01/15/31	20	22,654
		2,394,720
Private Equity — 0.0%
Carlyle Group Inc. (The), 5.05%, 09/19/35	25	24,679
KKR & Co. Inc., 5.10%, 08/07/35	25	25,038
		49,717
Real Estate — 0.0%
CBRE Services Inc.
5.50%, 06/15/35	20	20,739
5.95%, 08/15/34	15	16,128
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	10	10,717
Howard Hughes Corp. (The), 4.38%, 02/01/31(b)	10	9,563
Kennedy-Wilson Inc., 5.00%, 03/01/31(c)	12	11,514
		68,661
Real Estate Investment Trusts — 0.9%
Agree LP
2.60%, 06/15/33	15	12,994
4.80%, 10/01/32	10	10,137
5.60%, 06/15/35	10	10,528
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	25	20,540
2.95%, 03/15/34	10	8,626
3.38%, 08/15/31	35	32,803
4.75%, 04/15/35	10	9,691
5.50%, 10/01/35	5	5,107
American Assets Trust LP
3.38%, 02/01/31	20	18,327
6.15%, 10/01/34	10	10,236
American Homes 4 Rent LP
3.63%, 04/15/32	20	18,889
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 03/15/35	$10	$10,196
5.50%, 02/01/34	15	15,556
5.50%, 07/15/34	10	10,380
American Tower Corp.
2.30%, 09/15/31	15	13,370
2.70%, 04/15/31	35	32,101
5.35%, 03/15/35	25	25,770
5.40%, 01/31/35	15	15,536
5.45%, 02/15/34	15	15,632
5.55%, 07/15/33	10	10,501
5.65%, 03/15/33	10	10,557
5.90%, 11/15/33	25	26,809
Americold Realty Operating Partnership LP
5.41%, 09/12/34	10	9,871
5.60%, 05/15/32	10	10,151
AvalonBay Communities Inc.
2.45%, 01/15/31	35	32,083
5.30%, 12/07/33	20	20,911
5.35%, 06/01/34	5	5,220
Boston Properties LP
2.45%, 10/01/33	15	12,436
2.55%, 04/01/32	45	39,247
3.25%, 01/30/31	40	37,499
5.75%, 01/15/35	20	20,579
Brixmor Operating Partnership LP
2.50%, 08/16/31	10	8,988
4.85%, 02/15/33	5	5,014
5.75%, 02/15/35	10	10,525
Broadstone Net Lease LLC, 2.60%, 09/15/31	10	8,855
Camden Property Trust, 4.90%, 01/15/34	10	10,191
COPT Defense Properties LP, 2.90%, 12/01/33	10	8,564
Cousins Properties LP, 5.88%, 10/01/34	10	10,450
Crown Castle Inc.
2.25%, 01/15/31	30	26,856
2.50%, 07/15/31	30	26,846
5.10%, 05/01/33	5	5,065
5.80%, 03/01/34	40	42,104
CubeSmart LP, 2.50%, 02/15/32	15	13,291
Diversified Healthcare Trust, 4.38%, 03/01/31	10	8,817
DOC DR LLC, 2.63%, 11/01/31	5	4,499
EPR Properties, 3.60%, 11/15/31	10	9,302
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	20	20,821
Equinix Inc., 3.90%, 04/15/32	45	43,382
ERP Operating LP, 4.65%, 09/15/34	25	24,931
Essex Portfolio LP
2.65%, 03/15/32	15	13,438
5.38%, 04/01/35	10	10,391
5.50%, 04/01/34	10	10,437
Extra Space Storage LP
2.35%, 03/15/32	10	8,745
2.40%, 10/15/31	30	26,667
5.35%, 01/15/35	10	10,261
5.40%, 02/01/34	15	15,450
5.40%, 06/15/35	10	10,294
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5	4,522
4.00%, 01/15/31	10	9,585
5.63%, 09/15/34	10	10,133
6.75%, 12/01/33	25	27,095
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	30	30,513

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthpeak OP LLC
5.25%, 12/15/32	$20	$20,644
5.38%, 02/15/35	20	20,552
Highwoods Realty LP
2.60%, 02/01/31	10	8,937
7.65%, 02/01/34	10	11,420
Host Hotels & Resorts LP
5.50%, 04/15/35	15	15,260
5.70%, 07/01/34	20	20,696
Series J, 2.90%, 12/15/31	5	4,498
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	25	21,795
2.70%, 01/15/34	10	8,564
4.15%, 04/15/32	15	14,561
Iron Mountain Inc.
4.50%, 02/15/31(b)	23	21,987
5.25%, 07/15/30(b)	19	18,853
5.63%, 07/15/32(b)	10	9,909
6.25%, 01/15/33(b)	30	30,701
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	15	14,448
Kilroy Realty LP
2.50%, 11/15/32	20	16,768
2.65%, 11/15/33	5	4,119
Kimco Realty OP LLC
3.20%, 04/01/32	20	18,662
4.60%, 02/01/33	15	15,029
4.85%, 03/01/35	20	20,023
6.40%, 03/01/34	10	11,098
Kite Realty Group LP
4.95%, 12/15/31	5	5,084
5.50%, 03/01/34	10	10,371
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(b)	10	10,601
Mid-America Apartments LP
1.70%, 02/15/31	5	4,397
5.00%, 03/15/34	10	10,163
5.30%, 02/15/32	15	15,685
Millrose Properties Inc., 6.25%, 09/15/32(b)	10	10,113
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	22	16,155
8.50%, 02/15/32(b)	30	31,771
National Health Investors Inc., 3.00%, 02/01/31	15	13,625
NNN REIT Inc., 5.60%, 10/15/33	25	26,270
Omega Healthcare Investors Inc.
3.25%, 04/15/33	10	8,913
3.38%, 02/01/31	25	23,363
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	10	8,991
4.95%, 01/15/35	15	14,892
5.75%, 07/15/34	10	10,510
Prologis LP
1.63%, 03/15/31	15	13,153
1.75%, 02/01/31	10	8,854
2.25%, 01/15/32	20	17,719
4.75%, 06/15/33	25	25,383
5.00%, 03/15/34	30	30,711
5.25%, 05/15/35	20	20,749
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 01/15/35(b)	20	20,548
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Public Storage Operating Co.
2.30%, 05/01/31	$25	$22,649
5.00%, 07/01/35	10	10,207
5.10%, 08/01/33	5	5,215
Rayonier LP, 2.75%, 05/17/31	15	13,578
Realty Income Corp.
1.80%, 03/15/33	10	8,340
3.25%, 01/15/31	30	28,590
4.50%, 02/01/33	5	4,970
4.90%, 07/15/33	5	5,088
5.13%, 02/15/34	10	10,321
5.13%, 04/15/35	15	15,350
5.63%, 10/13/32	30	31,949
Regency Centers LP
5.10%, 01/15/35	10	10,186
5.25%, 01/15/34	5	5,181
Rexford Industrial Realty LP, 2.13%, 12/01/30	20	17,931
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/32(b)	20	20,713
6.50%, 06/15/33(b)	10	10,402
Sabra Health Care LP, 3.20%, 12/01/31	15	13,726
Safehold GL Holdings LLC
2.80%, 06/15/31(c)	15	13,822
5.65%, 01/15/35	10	10,295
6.10%, 04/01/34	15	15,958
Service Properties Trust
8.63%, 11/15/31(b)	15	15,760
8.88%, 06/15/32	10	9,632
Simon Property Group LP
2.25%, 01/15/32	15	13,241
2.65%, 02/01/32	30	27,093
4.75%, 09/26/34	40	40,048
5.13%, 10/01/35	25	25,517
Starwood Property Trust Inc., 6.50%, 07/01/30(b)	15	15,713
Store Capital LLC, 2.70%, 12/01/31	20	17,691
Sun Communities Operating LP
2.70%, 07/15/31	15	13,692
4.20%, 04/15/32	15	14,660
UDR Inc.
1.90%, 03/15/33	5	4,145
3.00%, 08/15/31	25	23,217
3.10%, 11/01/34	10	8,738
5.13%, 09/01/34	10	10,197
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 8.63%, 06/15/32(b)	15	14,509
Ventas Realty LP
2.50%, 09/01/31	15	13,518
5.00%, 01/15/35	15	15,062
5.63%, 07/01/34	5	5,237
VICI Properties LP
5.13%, 05/15/32	20	20,174
5.63%, 04/01/35	25	25,585
5.75%, 04/01/34	35	36,327
Vornado Realty LP, 3.40%, 06/01/31	5	4,534
Welltower OP LLC
2.75%, 01/15/32	20	18,244
3.85%, 06/15/32	20	19,370
5.13%, 07/01/35	25	25,705
Weyerhaeuser Co.
3.38%, 03/09/33	5	4,586
7.38%, 03/15/32	10	11,415

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
WP Carey Inc.
2.40%, 02/01/31	$5	$4,503
2.45%, 02/01/32	5	4,418
5.38%, 06/30/34	15	15,547
		2,447,409
Retail — 0.6%
7-Eleven Inc., 1.80%, 02/10/31(b)	20	17,518
Advance Auto Parts Inc.
3.50%, 03/15/32	10	8,642
7.38%, 08/01/33(b)	15	15,271
Asbury Automotive Group Inc., 5.00%, 02/15/32(b)	13	12,657
AutoNation Inc.
2.40%, 08/01/31	10	8,817
3.85%, 03/01/32	20	18,823
5.89%, 03/15/35	10	10,429
AutoZone Inc.
4.75%, 02/01/33	50	50,294
5.20%, 08/01/33	5	5,151
5.40%, 07/15/34	15	15,628
Bath & Body Works Inc.
6.63%, 10/01/30(b)	20	20,347
6.95%, 03/01/33	5	4,981
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc., 9.50%, 07/01/32(b)	25	24,371
Carvana Co.
9.00%, 06/01/30, (11.00% PIK or 13.00% Cash)(b)(d)	27	28,821
9.00%, 06/01/31, (13.00% PIK or 13.00% Cash)(b)(d)	56	62,972
Costco Wholesale Corp., 1.75%, 04/20/32	20	17,396
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	10	10,689
Darden Restaurants Inc., 6.30%, 10/10/33	10	10,882
Dick's Sporting Goods Inc., 3.15%, 01/15/32	20	18,411
Dollar General Corp.
5.00%, 11/01/32	5	5,069
5.45%, 07/05/33(c)	40	41,525
Ferguson Enterprises Inc., 5.00%, 10/03/34	15	15,208
FirstCash Inc., 6.88%, 03/01/32(b)	10	10,397
Gap Inc. (The), 3.88%, 10/01/31(b)	12	11,167
Genuine Parts Co.
2.75%, 02/01/32	25	22,164
6.88%, 11/01/33(c)	10	11,167
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32(b)	10	9,539
Home Depot Inc. (The)
1.38%, 03/15/31	40	34,771
3.25%, 04/15/32	45	42,423
4.50%, 09/15/32	40	40,699
4.65%, 09/15/35	20	19,992
4.85%, 06/25/31	40	41,437
4.95%, 06/25/34	40	41,177
Kohl's Corp., 5.13%, 05/01/31	10	8,634
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	15	15,838
Lithia Motors Inc., 4.38%, 01/15/31(b)	7	6,722
Lowe's Companies Inc.
2.63%, 04/01/31	60	55,101
3.75%, 04/01/32	45	43,233
5.00%, 04/15/33	40	41,061
5.15%, 07/01/33	10	10,361
Lowe's Cos. Inc.
4.25%, 03/15/31	25	24,884
Security	Par (000)	Value
Retail (continued)
4.50%, 10/15/32	$25	$24,901
4.85%, 10/15/35	30	29,942
Macy's Retail Holdings LLC
6.13%, 03/15/32(b)	10	10,079
6.70%, 07/15/34(b)	10	9,420
7.38%, 08/01/33(b)	10	10,529
McDonald's Corp.
4.60%, 09/09/32	55	56,287
4.95%, 03/03/35	30	30,631
Murphy Oil USA Inc., 3.75%, 02/15/31(b)	10	9,386
Nordstrom Inc., 4.25%, 08/01/31	17	15,658
O'Reilly Automotive Inc.
1.75%, 03/15/31	5	4,384
4.70%, 06/15/32	50	50,529
5.00%, 08/19/34	10	10,133
Park River Holdings Inc., 8.00%, 03/15/31(b)	10	10,342
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(b)	50	51,139
QVC Inc., 5.45%, 08/15/34(c)	5	2,011
QXO Building Products Inc., 6.75%, 04/30/32(b)	40	41,879
Ross Stores Inc., 1.88%, 04/15/31	5	4,404
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32	10	10,477
Sonic Automotive Inc., 4.88%, 11/15/31(b)(c)	7	6,742
Starbucks Corp.
5.00%, 02/15/34(c)	40	41,003
5.40%, 05/15/35(c)	10	10,448
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	10	9,601
Target Corp.
4.40%, 01/15/33	25	25,023
4.50%, 09/15/32	25	25,274
4.50%, 09/15/34	20	19,822
5.00%, 04/15/35(c)	20	20,374
6.35%, 11/01/32	10	11,163
Tractor Supply Co., 5.25%, 05/15/33	25	26,056
Walmart Inc.
4.10%, 04/15/33	25	25,086
4.15%, 09/09/32	25	25,329
4.90%, 04/28/35	30	31,159
Yum! Brands Inc.
3.63%, 03/15/31	18	17,074
4.63%, 01/31/32	23	22,661
5.38%, 04/01/32	22	22,337
		1,635,952
Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32	15	14,766
Amkor Technology Inc., 5.88%, 10/01/33(b)	10	10,198
Analog Devices Inc.
2.10%, 10/01/31	25	22,245
5.05%, 04/01/34	10	10,428
Broadcom Inc.
2.45%, 02/15/31	62	57,041
2.60%, 02/15/33	50	44,481
3.14%, 11/15/35(b)	50	43,791
3.42%, 04/15/33	65	60,942
3.47%, 04/15/34	55	50,789
4.15%, 04/15/32(b)	25	24,679
4.30%, 11/15/32	45	44,739
4.55%, 02/15/32	15	15,160
4.80%, 10/15/34	35	35,470

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.80%, 02/15/36	$25	$25,061
4.90%, 07/15/32	25	25,693
5.20%, 07/15/35	50	52,104
Foundry JV Holdco LLC
5.88%, 01/25/34(b)	5	5,187
5.90%, 01/25/33(b)	10	10,564
6.25%, 01/25/35(b)	15	16,151
Intel Corp.
2.00%, 08/12/31	30	26,416
4.00%, 12/15/32	20	19,189
4.15%, 08/05/32	30	29,116
5.00%, 02/21/31	30	30,812
5.20%, 02/10/33(c)	70	71,823
KLA Corp., 4.65%, 07/15/32	20	20,419
Marvell Technology Inc.
2.95%, 04/15/31	30	27,840
5.45%, 07/15/35	10	10,337
Micron Technology Inc.
2.70%, 04/15/32	45	40,336
5.80%, 01/15/35	20	21,145
5.88%, 02/09/33	10	10,652
5.88%, 09/15/33	35	37,351
NVIDIA Corp., 2.00%, 06/15/31	50	45,207
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	10	9,060
2.65%, 02/15/32	25	22,381
5.00%, 01/15/33	27	27,456
5.25%, 08/19/35	10	10,169
Qorvo Inc., 3.38%, 04/01/31(b)	5	4,579
QUALCOMM Inc.
1.65%, 05/20/32(c)	25	21,443
4.65%, 05/20/35	25	25,256
5.00%, 05/20/35	15	15,387
Skyworks Solutions Inc., 3.00%, 06/01/31	15	13,635
Texas Instruments Inc.
3.65%, 08/16/32	5	4,822
4.85%, 02/08/34	25	25,814
4.90%, 03/14/33	20	20,716
5.10%, 05/23/35	10	10,368
TSMC Global Ltd., 2.25%, 04/23/31(f)	200	182,193
		1,353,411
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 5.75%, 01/15/35	15	15,904
Software — 0.5%
Adobe Inc.
4.95%, 04/04/34	5	5,190
5.30%, 01/17/35	20	21,203
Atlassian Corp., 5.50%, 05/15/34	10	10,389
Autodesk Inc.
2.40%, 12/15/31	25	22,346
5.30%, 06/15/35	10	10,340
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	10	9,105
Cadence Design Systems Inc., 4.70%, 09/10/34	15	15,081
Cloud Software Group Inc.
6.63%, 08/15/33(b)	15	15,012
8.25%, 06/30/32(b)	30	31,687
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	10	10,162
CoreWeave Inc., 9.00%, 02/01/31(b)	25	22,610
Fair Isaac Corp., 6.00%, 05/15/33(b)	40	41,184
Security	Par (000)	Value
Software (continued)
Fidelity National Information Services Inc., 5.10%, 07/15/32	$30	$30,756
Fiserv Inc.
4.55%, 02/15/31	10	9,934
5.15%, 08/12/34	25	24,894
5.25%, 08/11/35(c)	20	20,075
5.45%, 03/15/34	40	40,735
5.60%, 03/02/33	25	25,806
5.63%, 08/21/33	5	5,168
Intuit Inc., 5.20%, 09/15/33	35	36,746
MSCI Inc.
3.25%, 08/15/33(b)	15	13,495
3.63%, 11/01/31(b)	25	23,571
3.88%, 02/15/31(b)	27	25,909
5.25%, 09/01/35	10	10,122
Open Text Holdings Inc., 4.13%, 12/01/31(b)	10	9,322
Oracle Corp.
2.88%, 03/25/31	85	77,113
4.30%, 07/08/34	15	13,908
4.70%, 09/27/34	55	52,194
4.80%, 09/26/32	35	34,410
4.90%, 02/06/33	60	58,938
5.20%, 09/26/35	105	102,915
5.50%, 08/03/35	40	40,098
6.25%, 11/09/32	40	42,464
Paychex Inc.
5.35%, 04/15/32	35	36,404
5.60%, 04/15/35	25	26,262
Roper Technologies Inc.
1.75%, 02/15/31	15	13,151
4.90%, 10/15/34	25	25,081
5.10%, 09/15/35	10	10,157
Salesforce Inc., 1.95%, 07/15/31	25	22,342
SS&C Technologies Inc., 6.50%, 06/01/32(b)	15	15,622
Synopsys Inc.
5.00%, 04/01/32	30	30,752
5.15%, 04/01/35	50	51,096
Take-Two Interactive Software Inc., 4.00%, 04/14/32	25	24,310
Twilio Inc., 3.88%, 03/15/31	9	8,597
UKG Inc., 6.88%, 02/01/31(b)	45	46,483
VMware LLC, 2.20%, 08/15/31	40	35,641
Workday Inc., 3.80%, 04/01/32	30	28,807
		1,287,587
Telecommunications — 1.0%
Altice France SA
6.50%, 04/15/32(b)	10	9,725
6.88%, 07/15/32(b)	50	48,671
America Movil SAB de CV
5.00%, 01/20/33	5	5,112
6.38%, 03/01/35	10	11,104
AT&T Inc.
2.25%, 02/01/32	20	17,644
2.55%, 12/01/33	85	72,936
2.75%, 06/01/31	45	41,484
4.50%, 05/15/35	55	53,467
4.55%, 11/01/32	25	25,028
4.90%, 11/01/35	25	24,922
5.38%, 08/15/35	30	31,024
5.40%, 02/15/34	70	73,191
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	15	15,300

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.20%, 02/15/34	$20	$20,404
6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	20	20,740
British Telecommunications PLC
4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(b)	10	9,572
9.63%, 12/15/30	80	98,496
Cisco Systems Inc.
4.95%, 02/24/32	25	25,952
5.05%, 02/26/34	90	93,384
5.10%, 02/24/35	25	25,938
CommScope LLC, 9.50%, 12/15/31(b)	15	15,211
Connect Holding II LLC, 10.50%, 04/03/31(b)	40	38,067
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	25	31,324
EchoStar Corp., 6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(d)	47	48,476
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(f)	150	133,143
Fibercop SpA
Series 2033, 6.38%, 11/15/33(b)	15	14,700
Series 2034, 6.00%, 09/30/34(b)	10	9,430
Frontier Communications Holdings LLC
8.63%, 03/15/31(b)	15	15,845
8.75%, 05/15/30(b)	19	19,842
Iliad Holding SAS
7.00%, 04/15/32(b)	15	15,485
8.50%, 04/15/31(b)	15	16,121
Juniper Networks Inc., 2.00%, 12/10/30	20	17,681
Level 3 Financing Inc.
3.88%, 10/15/30(b)	11	9,871
4.00%, 04/15/31(b)(c)	12	10,589
6.88%, 06/30/33(b)	40	40,784
7.00%, 03/31/34(b)	35	35,894
Lumen Technologies Inc., 10.00%, 10/15/32(b)	10	10,074
Motorola Solutions Inc.
2.75%, 05/24/31	32	29,295
5.20%, 08/15/32	10	10,323
5.40%, 04/15/34	30	31,047
Orange SA, 9.00%, 03/01/31	40	48,437
Otel Sukuk Ltd., 5.38%, 01/24/31(f)	200	203,825
Rogers Communications Inc.
3.80%, 03/15/32	55	52,026
5.30%, 02/15/34	20	20,293
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	20	20,888
Sprint Capital Corp., 8.75%, 03/15/32	39	47,483
Telecom Argentina SA
9.25%, 05/28/33(f)	40	41,068
9.50%, 07/18/31(f)	10	10,446
Telecom Italia Capital SA
6.00%, 09/30/34	10	10,262
6.38%, 11/15/33	10	10,530
TELUS Corp., 3.40%, 05/13/32	15	13,863
T-Mobile USA Inc.
2.25%, 11/15/31	25	22,205
2.55%, 02/15/31	60	54,980
2.70%, 03/15/32	20	18,036
2.88%, 02/15/31	27	25,119
3.50%, 04/15/31	105	100,705
4.63%, 01/15/33	25	25,026
4.95%, 11/15/35	25	25,120
5.05%, 07/15/33	50	51,326
5.13%, 05/15/32	5	5,175
Security	Par (000)	Value
Telecommunications (continued)
5.15%, 04/15/34	$45	$46,293
5.20%, 01/15/33	25	25,921
5.30%, 05/15/35	50	51,715
5.75%, 01/15/34	30	31,978
6.70%, 12/15/33	15	16,920
Verizon Communications Inc.
1.75%, 01/20/31	55	48,583
2.36%, 03/15/32	95	83,962
2.55%, 03/21/31	70	64,051
4.40%, 11/01/34	35	34,007
4.50%, 08/10/33	25	24,792
4.78%, 02/15/35	55	54,602
5.05%, 05/09/33	30	30,940
5.25%, 04/02/35	45	46,090
5.85%, 09/15/35	5	5,370
6.40%, 09/15/33	10	11,098
7.75%, 12/01/30	15	17,268
Viasat Inc., 7.50%, 05/30/31(b)	12	11,389
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	20	18,286
4.75%, 07/15/31(b)	25	23,043
7.75%, 04/15/32(b)	20	20,763
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(a)	22	20,729
6.25%, 11/30/32	25	27,263
Windstream Services LLC, 7.50%, 10/15/33(b)	15	15,292
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	40	41,582
		2,856,046
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34	10	10,608
Transportation — 0.2%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	15	16,037
Canadian National Railway Co.
3.85%, 08/05/32	15	14,564
4.38%, 09/18/34	15	14,816
5.85%, 11/01/33	5	5,473
6.25%, 08/01/34	15	16,747
Canadian Pacific Railway Co.
2.45%, 12/02/31	45	40,427
5.20%, 03/30/35	15	15,535
7.13%, 10/15/31	10	11,411
CSX Corp.
4.10%, 11/15/32	40	39,478
5.05%, 06/15/35	10	10,262
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	15	12,821
FedEx Corp.
2.40%, 05/15/31(c)	10	9,038
3.90%, 02/01/35	10	9,258
4.90%, 01/15/34	5	5,024
Genesee & Wyoming Inc., 6.25%, 04/15/32(b)	10	10,300
Norfolk Southern Corp.
2.30%, 05/15/31	20	18,157
3.00%, 03/15/32	20	18,526
4.45%, 03/01/33	20	20,049
5.10%, 05/01/35	10	10,296
Ryder System Inc., 6.60%, 12/01/33	10	11,212
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)	10	10,575

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.80%, 02/14/32	$55	$50,676
4.50%, 01/20/33	15	15,183
5.10%, 02/20/35	25	25,953
United Parcel Service Inc.
4.88%, 03/03/33	15	15,537
5.15%, 05/22/34	25	26,147
5.25%, 05/14/35	25	26,156
Walmart Inc., 1.80%, 09/22/31	55	49,167
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	15	15,699
XPO CNW Inc., 6.70%, 05/01/34	5	5,312
XPO Inc.
7.13%, 06/01/31(b)	10	10,446
7.13%, 02/01/32(b)	10	10,524
		570,806
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC
5.88%, 04/15/33(b)	10	10,124
7.00%, 05/01/31(b)	10	10,449
7.00%, 06/15/32(b)	15	15,730
7.88%, 12/01/30(b)	10	10,640
GATX Corp.
3.50%, 06/01/32	5	4,672
4.90%, 03/15/33	20	20,124
5.50%, 06/15/35	10	10,333
6.05%, 03/15/34	55	58,903
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	20	20,777
5.70%, 07/25/33(b)	15	15,766
		177,518
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	15	13,570
4.45%, 06/01/32	20	20,094
5.15%, 03/01/34	5	5,177
5.25%, 03/01/35	25	25,904
Essential Utilities Inc.
2.40%, 05/01/31	10	9,029
5.38%, 01/15/34	25	25,967
		99,741
Total Corporate Bonds & Notes — 23.3% (Cost: $62,560,316)		64,091,780
Foreign Government Obligations
Angola — 0.1%
Angolan Government International Bonds, 9.88%, 10/15/35(b)	200	195,536
Argentina — 0.1%
Argentina Republic Government International Bonds, 4.75%, 07/09/35(g)	600	426,373
Bahrain — 0.1%
Bahrain Government International Bonds, 5.63%, 09/30/31(f)	200	198,320
Bermuda — 0.0%
Bermuda Government International Bonds, 5.00%, 07/15/32(f)	10	10,148
Security	Par (000)	Value
Brazil — 0.1%
Brazil Government International Bonds
6.13%, 01/22/32	$200	$207,151
8.25%, 01/20/34	100	116,882
		324,033
Canada — 0.2%
Export Development Canada, 4.75%, 06/05/34	25	26,377
Province of Alberta Canada, 4.50%, 01/24/34	85	86,925
Province of British Columbia Canada
1.30%, 01/29/31	30	26,466
4.20%, 07/06/33	50	50,189
4.80%, 06/11/35	60	61,969
Province of Manitoba Canada, 4.90%, 05/31/34	20	20,872
Province of Ontario Canada
1.60%, 02/25/31	5	4,476
1.80%, 10/14/31	15	13,337
2.13%, 01/21/32	35	31,492
4.85%, 06/11/35	50	51,974
5.05%, 04/24/34	100	105,729
Province of Quebec Canada, 4.25%, 09/05/34	105	104,947
		584,753
Cayman Islands — 0.1%
KSA Ijarah Sukuk Ltd., 4.88%, 09/09/35(f)	200	202,271
Chile — 0.1%
Chile Government International Bonds, 3.50%, 01/31/34	200	184,654
Colombia — 0.1%
Colombia Government International Bonds, 3.25%, 04/22/32	200	169,530
Dominican Republic — 0.0%
Dominican Republic International Bonds, 7.05%, 02/03/31(f)	150	160,573
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/35(f)(g)	100	84,894
Egypt — 0.1%
Egypt Government International Bonds, 5.88%, 02/16/31(f)	200	193,299
El Salvador — 0.0%
El Salvador Government International Bonds, 8.25%, 04/10/32(f)	10	10,677
France — 0.0%
Caisse d'Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	30	26,924
Ghana — 0.0%
Ghana Government International Bonds, 6.00%, 07/03/35(f)(g)	30	26,418
Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31(b)	200	179,791
Hong Kong Government International Bonds, 1.38%, 02/02/31(b)	200	178,567
		358,358
Hungary — 0.1%
Hungary Government International Bonds, 2.13%, 09/22/31(f)	200	171,738

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.1%
Indonesia Government International Bonds, 2.15%, 07/28/31	$200	$177,034
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(f)	200	202,203
		379,237
Israel — 0.1%
Israel Government International Bonds, 5.63%, 02/19/35	200	209,760
Italy — 0.0%
Republic of Italy Government International Bonds, 5.38%, 06/15/33	30	32,020
Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	180,883
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(f)	200	212,804
Kuwait — 0.1%
Kuwait International Government Bonds, 4.65%, 10/09/35(b)	200	200,455
Lebanon — 0.0%
Lebanon Government International Bonds, 7.00%, 03/23/32(f)(h)(i)	16	3,523
Mexico — 0.2%
Mexico Government International Bonds
4.75%, 04/27/32	200	195,651
5.63%, 09/22/35	200	198,245
5.85%, 07/02/32	200	206,290
		600,186
Morocco — 0.1%
Morocco Government International Bonds, 6.50%, 09/08/33(f)	200	216,719
Nigeria — 0.1%
Nigeria Government International Bonds, 7.88%, 02/16/32(f)	200	204,546
Panama — 0.1%
Panama Government International Bonds, 2.25%, 09/29/32	200	163,201
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	10	8,321
2.78%, 01/23/31	100	92,745
3.00%, 01/15/34	200	174,841
		275,907
Philippines — 0.1%
Philippines Government International Bonds
5.25%, 05/14/34	200	208,180
6.38%, 01/15/32	100	110,789
		318,969
Poland — 0.1%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(f)	200	207,502
Security	Par (000)	Value
Poland (continued)
Republic of Poland Government International Bonds
4.88%, 10/04/33	$50	$50,871
5.75%, 11/16/32	21	22,609
		280,982
Qatar — 0.1%
Qatar Government International Bonds, 4.88%, 02/27/35(f)	200	210,080
Romania — 0.1%
Romanian Government International Bonds
3.00%, 02/14/31(f)	20	18,040
3.63%, 03/27/32(f)	42	38,080
5.75%, 03/24/35(f)	50	49,056
6.38%, 01/30/34(f)	70	72,206
		177,382
Saudi Arabia — 0.1%
Saudi Government International Bonds
5.00%, 01/16/34(f)	200	205,551
5.50%, 10/25/32(f)	200	212,536
		418,087
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 01/11/33	200	211,236
Sri Lanka — 0.0%
Sri Lanka Government International Bonds, 3.60%, 03/15/33(f)(g)	40	34,660
Supranational — 0.8%
African Development Bank
4.50%, 06/12/35	20	20,665
5.75%, , (5-year CMT + 1.58%)(a)(e)	10	10,046
African Export-Import Bank (The), 3.80%, 05/17/31(b)	10	8,955
Asian Development Bank
1.50%, 03/04/31	40	35,835
3.13%, 04/27/32	30	28,825
3.88%, 09/28/32	20	20,043
3.88%, 06/14/33	5	4,993
4.00%, 01/12/33	75	75,598
4.13%, 01/12/34	45	45,546
4.38%, 03/22/35	50	51,321
Asian Infrastructure Investment Bank (The)
4.25%, 03/13/34	80	81,699
4.50%, 05/21/35	25	25,933
European Bank for Reconstruction & Development, 4.25%, 03/13/34	50	50,960
European Investment Bank
1.25%, 02/14/31	25	22,146
3.75%, 02/14/33	92	91,424
4.13%, 02/13/34	185	187,379
4.25%, 08/16/32	35	35,848
4.38%, 10/10/31	30	31,015
4.63%, 02/12/35	75	78,467
Inter-American Development Bank
1.13%, 01/13/31	145	127,804
3.50%, 04/12/33	45	43,885
3.63%, 09/17/31(c)	45	44,683
4.38%, 07/17/34	25	25,691
4.38%, 07/16/35	75	76,810
4.50%, 09/13/33	30	31,162
International Bank for Reconstruction & Development
1.25%, 02/10/31	120	106,242

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.63%, 11/03/31	$135	$119,771
2.50%, 03/29/32	115	106,641
3.88%, 08/28/34	95	94,266
4.00%, 01/10/31	130	131,890
4.00%, 05/06/32	15	15,152
4.38%, 08/27/35	100	102,420
4.50%, 04/10/31	25	25,958
4.63%, 01/15/32	65	67,936
4.75%, 11/14/33	110	116,135
International Development Association
3.88%, 09/17/32(b)(c)	5	5,000
4.50%, 02/12/35(b)	15	15,466
		2,163,610
Turkey — 0.2%
Turkiye Government International Bonds
6.50%, 01/03/35	200	199,930
7.13%, 07/17/32	200	210,812
9.38%, 01/19/33	200	235,096
		645,838
Ukraine — 0.0%
Ukraine Government International Bonds
6.00%, 02/01/34(f)(g)	74	43,349
6.00%, 02/01/35(f)(g)	60	34,580
7.75%, 02/01/34(f)(g)	60	27,357
		105,286
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds, 5.00%, 04/30/34(f)	200	210,958
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(f)	200	212,905
UAE International Government Bonds, 4.86%, 07/02/34(f)	200	210,160
		634,023
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 01/23/31	70	70,964
5.75%, 10/28/34	50	53,418
		124,382
Zambia — 0.0%
Zambia Government International Bonds, 7.50%, 06/30/33(f)(g)	42	40,844
Total Foreign Government Obligations — 4.1% (Cost: $10,959,694)		11,373,119
Municipal Debt Obligations
California — 0.1%
State of California GO
2.50%, 10/01/29	50	47,810
5.75%, 10/01/31	50	54,601
6.00%, 03/01/33	15	16,638
		119,049
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	109	111,789
Total Municipal Debt Obligations — 0.1% (Cost: $224,967)		230,838
Security	Par (000)	Value
U.S. Government & Agency Obligations
Mortgage Securities — 0.2%
Federal Home Loan Mortgage Corp., 2.00%, 07/01/38	$96	$89,211
Federal National Mortgage Association, 6.00%, 10/01/55	472	488,069
		577,280
Mortgage-Backed Securities — 48.6%
Federal Home Loan Mortgage Corp.
2.00%, 10/01/52	2,979	2,438,361
2.50%, 01/01/33	5	4,695
2.50%, 09/01/51	126	108,367
2.50%, 04/01/52	960	821,461
2.50%, 07/01/52	158	134,975
3.00%, 03/01/46	90	81,938
3.00%, 07/01/46	6	5,586
3.00%, 08/01/46	41	37,366
3.00%, 09/01/46	28	26,289
3.00%, 10/01/46	15	13,945
3.00%, 12/01/46	143	130,534
3.00%, 01/01/47	24	21,495
3.00%, 02/01/47	78	70,882
3.00%, 06/01/47	70	63,542
3.00%, 08/01/47	9	8,381
3.00%, 09/01/47	19	17,363
3.00%, 10/01/47	16	14,697
3.00%, 05/01/52	740	659,355
3.50%, 06/01/34	4	4,401
3.50%, 03/01/38	37	36,048
3.50%, 10/01/42	32	30,176
3.50%, 10/01/44	14	12,915
3.50%, 03/01/46	73	69,229
3.50%, 12/01/46	9	8,653
3.50%, 01/01/47	14	13,505
3.50%, 04/01/47	23	21,300
3.50%, 07/01/47	21	19,767
3.50%, 08/01/47	3	3,209
3.50%, 09/01/47	51	48,547
3.50%, 12/01/47	3	2,592
3.50%, 02/01/48	51	47,282
3.50%, 03/01/48	22	20,478
3.50%, 05/01/48	13	12,571
3.50%, 04/01/49	36	33,842
3.50%, 05/01/49	9	8,064
3.50%, 06/01/49	12	11,023
4.00%, 09/01/45	9	8,308
4.00%, 02/01/46	70	68,008
4.00%, 10/01/46	4	3,955
4.00%, 10/01/47	2	1,833
4.00%, 01/01/48	15	14,078
4.00%, 02/01/48	7	6,828
4.00%, 06/01/48	17	16,698
4.00%, 12/01/48	10	9,542
4.00%, 01/01/49	3	2,658
4.00%, 06/01/54	755	718,965
4.50%, 10/01/48	17	17,148
4.50%, 01/01/49	8	7,485
5.00%, 12/01/41	135	139,007
5.50%, 03/01/55	739	758,948
5.50%, 05/01/55	147	150,184
6.00%, 12/01/53	30	30,485

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 05/01/54	$118	$121,257
6.00%, 09/01/54	296	306,872
6.00%, 05/01/55	175	179,364
6.00%, 06/01/55	721	742,757
6.00%, 07/01/55	261	267,641
6.00%, 08/01/55	649	665,738
6.00%, 09/01/55	1,112	1,149,096
6.50%, 03/01/54	497	513,450
6.50%, 08/01/54	28	29,404
6.50%, 07/01/55	82	85,755
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32	400	363,741
Series K-1512, Class A2, 2.99%, 05/25/31	70	66,690
Federal National Mortgage Association
2.50%, 09/01/51	991	844,673
3.00%, 02/01/47	21	19,260
3.50%, 11/01/51	224	210,950
4.00%, 02/01/47	19	19,029
4.00%, 02/01/57	17	16,381
5.00%, 04/01/54	444	443,008
5.50%, 05/01/55	295	300,245
5.50%, 09/01/55	745	758,145
6.00%, 07/01/53	927	958,356
6.00%, 06/01/54	338	348,590
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	279	275,987
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	221,975
Freddie Mac Pool
5.00%, 11/01/54	593	592,844
5.50%, 01/01/55	598	612,728
5.50%, 09/01/55	693	706,700
Government National Mortgage Association
2.00%, 08/20/50	132	109,977
2.00%, 12/20/50	365	304,491
2.00%, 01/20/51	533	444,530
2.00%, 02/20/51	784	654,168
2.00%, 10/20/51	395	329,106
2.00%, 12/20/51	948	790,527
2.00%, 02/20/52	2,239	1,866,902
2.00%, 04/20/52	433	360,750
2.00%, 12/18/55(j)	550	457,804
2.50%, 12/20/46	30	26,160
2.50%, 01/20/47	14	12,548
2.50%, 08/20/50	114	97,967
2.50%, 09/20/50	177	151,767
2.50%, 01/20/51	165	143,832
2.50%, 04/20/51	584	508,043
2.50%, 05/20/51	254	220,529
2.50%, 07/20/51	738	641,291
2.50%, 08/20/51	760	660,078
2.50%, 11/20/51	792	687,838
2.50%, 12/20/51	252	219,250
2.50%, 02/20/52	550	477,472
2.50%, 03/20/52	1,175	1,020,957
2.50%, 12/18/55(j)	400	347,077
3.00%, 03/20/45	26	23,535
3.00%, 05/20/45	57	51,950
3.00%, 07/20/45	49	44,659
3.00%, 10/20/45	5	4,864
3.00%, 11/20/45	169	154,776
3.00%, 12/20/45	15	14,198
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/20/46	$8	$7,402
3.00%, 02/20/46	19	17,119
3.00%, 03/20/46	45	40,878
3.00%, 05/20/46	22	20,244
3.00%, 06/20/46	16	14,473
3.00%, 07/20/46	13	12,218
3.00%, 08/20/46	72	65,891
3.00%, 09/20/46	43	39,077
3.00%, 11/20/46	182	166,509
3.00%, 12/20/46	66	60,296
3.00%, 02/20/47	14	13,187
3.00%, 06/20/47	21	19,271
3.00%, 11/20/47	85	77,907
3.00%, 02/20/48	14	13,064
3.00%, 04/20/49	274	249,970
3.00%, 09/20/49	12	10,444
3.00%, 01/20/50	83	75,625
3.00%, 02/20/50	89	80,815
3.00%, 07/20/50	38	34,407
3.00%, 08/20/50	51	46,209
3.00%, 10/20/51	8	7,035
3.00%, 11/20/51	152	137,302
3.00%, 02/20/52	21	19,370
3.00%, 03/20/52	413	369,838
3.00%, 06/20/52	1,004	906,664
3.00%, 09/20/52	253	228,525
3.00%, 12/18/55(j)	575	518,695
3.50%, 09/20/42	163	154,566
3.50%, 10/20/42	7	6,433
3.50%, 12/20/42	67	63,718
3.50%, 04/20/43	49	46,249
3.50%, 06/20/45	9	8,580
3.50%, 11/20/45	32	29,792
3.50%, 12/20/45	3	2,876
3.50%, 03/20/46	35	33,188
3.50%, 04/20/46	16	15,479
3.50%, 06/20/46	58	54,289
3.50%, 12/20/46	15	14,068
3.50%, 01/20/47	4	3,733
3.50%, 02/20/47	10	9,297
3.50%, 03/20/47	4	4,221
3.50%, 09/20/47	14	12,981
3.50%, 11/20/47	22	20,704
3.50%, 02/20/48	13	12,050
3.50%, 04/20/48	42	39,472
3.50%, 05/20/48	32	29,954
3.50%, 08/20/48	27	25,615
3.50%, 09/20/48	3	2,712
3.50%, 01/20/49	12	11,205
3.50%, 03/20/49	150	140,219
3.50%, 09/20/49	31	29,004
3.50%, 12/20/49	17	16,153
3.50%, 03/20/50	551	515,053
3.50%, 05/20/50	37	34,883
3.50%, 02/20/52	550	512,278
3.50%, 12/18/55(j)	1,244	1,140,252
4.00%, 04/20/47	59	57,297
4.00%, 06/20/47	40	38,413
4.00%, 07/20/47	105	101,324
4.00%, 11/20/47	21	20,471
4.00%, 03/20/48	27	26,326

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/20/48	$13	$12,320
4.00%, 05/15/48	5	5,238
4.00%, 05/20/48	33	31,627
4.00%, 08/20/48	35	34,151
4.00%, 09/20/48	14	13,675
4.00%, 11/20/48	78	75,028
4.00%, 01/20/50	186	178,796
4.00%, 02/20/50	48	45,967
4.00%, 12/20/52	83	79,036
4.00%, 12/18/55(j)	1,425	1,350,895
4.50%, 07/20/41	36	36,288
4.50%, 10/20/46	33	33,326
4.50%, 06/20/47	4	3,518
4.50%, 04/20/48	8	8,399
4.50%, 06/20/48	4	4,010
4.50%, 08/20/48	32	31,846
4.50%, 10/20/48	62	61,385
4.50%, 12/20/48	12	11,609
4.50%, 03/20/49	116	115,802
4.50%, 06/20/49	56	55,824
4.50%, 07/20/49	15	14,651
4.50%, 08/20/49	3	3,443
4.50%, 07/20/52	537	529,400
4.50%, 08/20/52	134	132,348
4.50%, 11/20/54	541	529,723
4.50%, 12/18/55(j)	1,000	977,910
5.00%, 04/20/48	9	9,545
5.00%, 05/20/48	17	17,576
5.00%, 11/20/48	3	3,113
5.00%, 12/20/48	19	19,361
5.00%, 01/20/49	27	26,955
5.00%, 05/20/49	2	2,398
5.00%, 06/20/49	74	74,946
5.00%, 07/20/52	22	22,124
5.00%, 12/20/52	610	612,857
5.00%, 01/20/53	151	151,395
5.00%, 04/20/53	165	165,777
5.00%, 11/20/53	286	286,565
5.00%, 09/20/54	152	151,901
5.00%, 10/20/54	147	146,803
5.00%, 11/20/54	526	525,433
5.00%, 12/20/54	599	598,407
5.00%, 02/20/55	431	430,784
5.00%, 08/20/55	175	174,786
5.00%, 12/18/55(j)	300	299,639
5.50%, 12/20/52	93	94,561
5.50%, 01/20/53	286	290,627
5.50%, 03/20/53	187	189,680
5.50%, 04/20/53	131	133,534
5.50%, 05/20/53	88	89,770
5.50%, 06/20/53	20	20,347
5.50%, 07/20/53	124	125,434
5.50%, 09/20/53	531	539,564
5.50%, 04/20/54	260	262,563
5.50%, 10/20/54	432	436,572
5.50%, 12/20/54	344	347,795
5.50%, 06/20/55	70	70,755
5.50%, 07/20/55	298	301,072
5.50%, 10/20/55	100	100,864
5.50%, 12/18/55(j)	1,378	1,391,611
6.00%, 09/20/53	101	103,524
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 10/20/53	$153	$157,294
6.00%, 07/20/54	327	333,296
6.00%, 08/20/54	951	969,697
6.00%, 12/15/54(j)	750	764,400
6.00%, 07/20/55	154	157,254
6.50%, 10/20/53	18	18,762
6.50%, 12/15/54(j)	1,025	1,056,590
6.50%, 06/20/55	104	107,443
6.50%, 07/20/55	57	59,086
6.50%, 08/20/55	57	59,322
6.50%, 09/20/55	370	382,128
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	4	3,297
1.50%, 02/01/37	85	76,124
1.50%, 03/01/37	56	51,359
1.50%, 04/01/37	7	6,009
1.50%, 12/16/40(j)	300	270,217
1.50%, 11/01/50	159	123,854
1.50%, 01/01/51	364	283,402
1.50%, 07/01/51	119	92,492
1.50%, 11/01/51	156	121,431
2.00%, 12/01/35	24	22,582
2.00%, 02/01/36	130	122,429
2.00%, 03/01/36	14	13,118
2.00%, 05/01/36	94	86,892
2.00%, 08/01/36	15	13,695
2.00%, 09/01/36	74	68,204
2.00%, 11/01/36	16	15,024
2.00%, 01/01/37	16	14,750
2.00%, 02/01/37	142	131,499
2.00%, 04/01/37	47	43,112
2.00%, 12/16/40(j)	1,036	957,901
2.00%, 05/01/50	189	157,655
2.00%, 07/01/50	199	163,772
2.00%, 09/01/50	728	599,605
2.00%, 10/01/50	251	207,677
2.00%, 12/01/50	1,230	1,020,765
2.00%, 01/01/51	205	170,350
2.00%, 02/01/51	800	657,895
2.00%, 03/01/51	606	500,843
2.00%, 04/01/51	2,850	2,343,782
2.00%, 05/01/51	71	58,568
2.00%, 06/01/51	203	167,993
2.00%, 07/01/51	792	650,991
2.00%, 08/01/51	183	150,826
2.00%, 10/01/51	2,145	1,768,384
2.00%, 11/01/51	192	158,053
2.00%, 12/01/51	437	357,742
2.00%, 01/01/52	786	645,882
2.00%, 02/01/52	1,163	952,943
2.00%, 03/01/52	1,210	990,191
2.00%, 04/01/52	2,582	2,113,387
2.00%, 05/01/52	4,240	3,471,105
2.00%, 12/13/53(j)	2,500	2,033,660
2.50%, 04/01/32	15	14,311
2.50%, 07/01/35	19	18,592
2.50%, 10/01/35	42	40,370
2.50%, 05/01/36	25	23,537
2.50%, 07/01/36	65	62,074
2.50%, 12/16/40(j)	475	448,822
2.50%, 04/01/47	27	23,916

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 06/01/50	$45	$38,076
2.50%, 07/01/50	55	47,756
2.50%, 08/01/50	82	71,432
2.50%, 09/01/50	484	418,114
2.50%, 10/01/50	344	299,167
2.50%, 11/01/50	1,019	879,150
2.50%, 12/01/50	39	33,555
2.50%, 01/01/51	58	49,793
2.50%, 02/01/51	431	370,421
2.50%, 04/01/51	40	34,062
2.50%, 07/01/51	1,255	1,075,775
2.50%, 08/01/51	35	30,481
2.50%, 09/01/51	616	527,579
2.50%, 11/01/51	96	82,745
2.50%, 12/01/51	2,505	2,144,254
2.50%, 01/01/52	3,377	2,894,399
2.50%, 03/01/52	53	45,721
2.50%, 04/01/52	1,611	1,380,440
2.50%, 05/01/52	1,263	1,080,311
2.50%, 07/01/52	756	646,401
2.50%, 08/01/52	1,042	891,572
2.50%, 12/11/55(j)	1,150	978,261
3.00%, 03/01/30	14	13,611
3.00%, 01/01/31	13	12,871
3.00%, 02/01/31	4	3,675
3.00%, 02/01/32	4	4,112
3.00%, 06/01/32	4	3,911
3.00%, 11/01/32	5	4,994
3.00%, 12/01/32	4	3,702
3.00%, 01/01/33	4	3,861
3.00%, 02/01/33	5	4,567
3.00%, 09/01/34	34	33,349
3.00%, 12/01/34	31	30,459
3.00%, 04/01/35	186	180,108
3.00%, 12/16/40(j)	175	168,408
3.00%, 11/01/42	4	3,418
3.00%, 09/01/43	5	4,618
3.00%, 01/01/44	7	6,666
3.00%, 10/01/44	82	76,279
3.00%, 03/01/45	43	39,363
3.00%, 05/01/45	20	18,935
3.00%, 07/01/46	229	209,265
3.00%, 08/01/46	18	16,569
3.00%, 11/01/46	153	140,484
3.00%, 12/01/46	34	30,448
3.00%, 01/01/47	48	44,275
3.00%, 02/01/47	152	138,467
3.00%, 03/01/47	84	76,381
3.00%, 07/01/47	42	38,218
3.00%, 08/01/47	6	5,572
3.00%, 12/01/47	32	29,480
3.00%, 03/01/48	14	12,686
3.00%, 11/01/48	49	44,646
3.00%, 02/01/49	705	645,294
3.00%, 09/01/49	82	74,072
3.00%, 11/01/49	6	5,765
3.00%, 12/01/49	698	628,583
3.00%, 02/01/50	830	747,500
3.00%, 06/01/50	81	72,904
3.00%, 07/01/50	69	61,963
3.00%, 08/01/50	25	22,107
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/01/51	$267	$242,443
3.00%, 06/01/51	926	830,004
3.00%, 07/01/51	232	208,934
3.00%, 08/01/51	102	91,763
3.00%, 11/01/51	83	74,547
3.00%, 03/01/52	697	627,008
3.00%, 04/01/52	560	502,073
3.00%, 05/01/52	412	368,934
3.00%, 12/11/55(j)	2,325	2,064,635
3.50%, 03/01/33	5	5,261
3.50%, 04/01/33	7	6,928
3.50%, 05/01/33	5	4,704
3.50%, 02/01/34	13	13,219
3.50%, 07/01/34	2	1,737
3.50%, 08/01/34	5	5,196
3.50%, 12/16/40(j)	75	72,940
3.50%, 02/01/45	8	8,127
3.50%, 01/01/46	14	12,453
3.50%, 03/01/46	38	35,984
3.50%, 07/01/46	6	5,695
3.50%, 08/01/46	198	187,711
3.50%, 10/01/46	43	40,444
3.50%, 12/01/46	44	41,443
3.50%, 01/01/47	53	50,609
3.50%, 02/01/47	17	16,019
3.50%, 05/01/47	12	11,504
3.50%, 08/01/47	10	8,984
3.50%, 11/01/47	8	7,331
3.50%, 01/01/48	288	270,839
3.50%, 02/01/48	111	104,142
3.50%, 03/01/48	4	3,616
3.50%, 04/01/48	31	29,226
3.50%, 05/01/48	9	8,971
3.50%, 06/01/48	23	21,930
3.50%, 11/01/48	9	8,095
3.50%, 01/01/49	42	39,406
3.50%, 04/01/49	7	6,783
3.50%, 06/01/49	71	66,304
3.50%, 07/01/49	30	28,038
3.50%, 08/01/49	496	466,415
3.50%, 05/01/50	135	125,874
3.50%, 06/01/50	836	781,346
3.50%, 07/01/50	105	97,757
3.50%, 02/01/51	351	327,754
3.50%, 04/01/52	93	87,617
3.50%, 06/01/52	408	382,352
3.50%, 07/01/52	855	794,448
3.50%, 12/11/55(j)	2,675	2,473,962
4.00%, 07/01/32	0	377
4.00%, 05/01/33	3	3,111
4.00%, 06/01/33	3	3,029
4.00%, 07/01/33	2	1,994
4.00%, 12/01/33	0	282
4.00%, 08/01/37	3	3,254
4.00%, 09/01/37	5	5,210
4.00%, 11/01/37	6	6,233
4.00%, 02/01/38	3	2,789
4.00%, 06/01/38	4	3,768
4.00%, 11/01/38	1	1,354
4.00%, 12/01/39	49	48,128
4.00%, 12/15/39(j)	219	216,017

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/01/45	$33	$31,706
4.00%, 03/01/45	5	5,261
4.00%, 06/01/45	14	13,424
4.00%, 06/01/46	58	56,916
4.00%, 07/01/46	129	125,048
4.00%, 10/01/46	7	6,460
4.00%, 02/01/47	4	3,833
4.00%, 08/01/47	3	2,493
4.00%, 09/01/47	28	27,232
4.00%, 10/01/47	40	39,025
4.00%, 01/01/48	35	34,302
4.00%, 09/01/48	156	150,845
4.00%, 10/01/48	15	14,268
4.00%, 11/01/48	19	18,197
4.00%, 12/01/48	10	9,313
4.00%, 01/01/49	393	379,753
4.00%, 02/01/49	5	4,450
4.00%, 03/01/49	21	20,593
4.00%, 04/01/49	33	31,730
4.00%, 05/01/49	20	19,446
4.00%, 06/01/49	45	43,007
4.00%, 07/01/49	102	98,969
4.00%, 12/01/49	15	14,269
4.00%, 02/01/50	3	3,300
4.00%, 04/01/50	157	151,125
4.00%, 05/01/50	17	16,158
4.00%, 03/01/51	162	156,339
4.00%, 04/01/52	60	57,223
4.00%, 05/01/52	78	74,435
4.00%, 07/01/52	770	737,642
4.00%, 08/01/52	104	99,141
4.00%, 10/01/52	399	384,407
4.00%, 02/01/53	462	445,699
4.00%, 12/11/55(j)	2,671	2,543,689
4.50%, 01/01/44	83	82,969
4.50%, 02/01/46	12	12,002
4.50%, 04/01/47	5	5,387
4.50%, 10/01/47	12	12,311
4.50%, 03/01/48	8	8,256
4.50%, 06/01/48	7	7,137
4.50%, 07/01/48	2	1,782
4.50%, 08/01/48	20	19,716
4.50%, 10/01/48	25	24,847
4.50%, 11/01/48	31	31,556
4.50%, 12/01/48	41	41,010
4.50%, 01/01/49	15	14,799
4.50%, 02/01/49	43	42,964
4.50%, 04/01/49	58	58,059
4.50%, 05/01/49	20	20,284
4.50%, 09/01/50	161	159,799
4.50%, 06/01/52	172	169,623
4.50%, 08/01/52	97	96,347
4.50%, 09/01/52	485	479,619
4.50%, 10/01/52	234	231,488
4.50%, 11/01/52	146	144,079
4.50%, 12/01/52	689	682,142
4.50%, 08/01/53	135	132,565
4.50%, 11/01/53	200	196,890
4.50%, 12/11/55(j)	1,474	1,442,824
5.00%, 03/01/48	4	3,782
5.00%, 04/01/48	10	10,636
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/01/48	$8	$7,765
5.00%, 07/01/48	9	9,033
5.00%, 01/01/49	7	6,878
5.00%, 04/01/49	12	11,794
5.00%, 08/01/52	39	38,944
5.00%, 09/01/52	115	116,504
5.00%, 10/01/52	369	369,533
5.00%, 11/01/52	138	139,101
5.00%, 12/01/52	115	116,397
5.00%, 01/01/53	79	79,695
5.00%, 03/01/53	58	58,665
5.00%, 06/01/53	177	179,045
5.00%, 04/01/54	205	206,446
5.00%, 10/01/54	956	954,062
5.00%, 11/01/54	2,279	2,277,129
5.00%, 12/01/54	73	72,743
5.00%, 01/01/55	151	151,570
5.00%, 12/11/55(j)	350	349,257
5.50%, 01/01/47	9	9,314
5.50%, 09/01/52	56	57,639
5.50%, 11/01/52	82	84,516
5.50%, 12/01/52	229	236,015
5.50%, 01/01/53	238	245,471
5.50%, 02/01/53	281	289,164
5.50%, 03/01/53	207	213,607
5.50%, 04/01/53	631	647,035
5.50%, 05/01/53	459	466,717
5.50%, 06/01/53	42	43,242
5.50%, 08/01/53	205	207,829
5.50%, 03/01/54	725	736,614
5.50%, 05/01/54	294	297,939
5.50%, 06/01/54	213	216,532
5.50%, 08/01/54	640	653,114
5.50%, 10/01/54	357	361,549
5.50%, 11/01/54	682	695,497
5.50%, 12/15/54(j)	850	860,715
5.50%, 03/01/55	286	291,980
6.00%, 02/01/49	20	21,022
6.00%, 12/01/52	62	64,076
6.00%, 01/01/53	53	55,830
6.00%, 06/01/53	30	31,348
6.00%, 07/01/53	156	160,047
6.00%, 08/01/53	609	633,378
6.00%, 09/01/53	246	254,236
6.00%, 11/01/53	219	225,077
6.00%, 12/01/53	73	75,397
6.00%, 02/01/54	45	46,198
6.00%, 05/01/54	645	666,590
6.00%, 08/01/54	620	635,957
6.00%, 09/01/54	421	432,752
6.00%, 12/15/54(j)	875	895,868
6.00%, 02/01/55	381	392,505
6.00%, 04/01/55	233	241,302
6.00%, 05/01/55	171	176,340
6.50%, 10/01/53	36	36,993
6.50%, 11/01/53	337	349,382
6.50%, 12/01/53	327	341,267
6.50%, 01/01/54	196	204,465
6.50%, 02/01/54	215	225,887
6.50%, 03/01/54	260	273,653
6.50%, 04/01/54	165	173,608

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 05/01/54	$108	$114,141
6.50%, 08/01/54	195	202,781
6.50%, 09/01/54	90	94,056
6.50%, 12/15/54(j)	125	129,488
6.50%, 01/01/55	181	188,992
6.50%, 04/01/55	727	756,639
		133,760,141
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	50	57,028
U.S. Government Obligations — 21.9%
U.S. Treasury Note/Bond
1.13%, 02/15/31	1,180	1,043,102
1.25%, 08/15/31	2,713	2,375,783
1.38%, 11/15/31	2,500	2,190,820
1.63%, 05/15/31	1,770	1,593,968
1.88%, 02/15/32	2,070	1,858,634
2.75%, 08/15/32	1,490	1,400,367
2.88%, 05/15/32	2,750	2,613,359
3.38%, 05/15/33	1,879	1,824,392
3.50%, 02/15/33	1,700	1,667,328
3.63%, 09/30/31	550	548,281
3.75%, 12/31/30	600	603,563
3.75%, 08/31/31	1,010	1,013,709
3.75%, 10/31/32	700	698,578
3.75%, 11/30/32	450	449,033
3.88%, 08/31/32	870	875,437
3.88%, 09/30/32	526	529,123
3.88%, 08/15/33	2,149	2,153,701
3.88%, 08/15/34	2,123	2,115,039
4.00%, 01/31/31	1,121	1,140,442
4.00%, 04/30/32	797	808,893
4.00%, 06/30/32	736	746,580
4.00%, 07/31/32	635	643,830
4.00%, 02/15/34	2,000	2,016,562
4.00%, 11/15/35	840	838,950
4.13%, 03/31/31	850	869,855
4.13%, 07/31/31	750	767,344
4.13%, 10/31/31	818	836,533
4.13%, 11/30/31	650	664,727
4.13%, 02/29/32	833	851,417
4.13%, 03/31/32	1,122	1,146,631
4.13%, 05/31/32	917	936,916
4.13%, 11/15/32	1,629	1,662,853
4.25%, 02/28/31	870	895,488
4.25%, 06/30/31	500	514,727
4.25%, 11/15/34	2,283	2,335,081
4.25%, 05/15/35	2,164	2,209,647
4.25%, 08/15/35	2,159	2,202,180
4.38%, 01/31/32	833	862,936
4.38%, 05/15/34	3,295	3,408,266
4.50%, 12/31/31	390	406,666
4.50%, 11/15/33	2,249	2,347,745
4.63%, 04/30/31	1,456	1,525,615
4.63%, 05/31/31	900	943,102
4.63%, 02/15/35	2,777	2,918,453
Security	Par (000)	Value
U.S. Government Obligations (continued)
5.38%, 02/15/31	$300	$324,023
		60,379,679
Total U.S. Government & Agency Obligations — 70.7% (Cost: $197,151,643)		194,774,128
Total Long-Term Investments — 98.9% (Cost: $272,694,657)		272,319,272
	Shares
Short-Term Securities
Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(k)(l)	25,947,768	25,960,742
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(k)(l)(m)	1,363,630	1,363,630
Total Short-Term Securities — 9.9% (Cost: $27,315,482)		27,324,372
Total Investments Before TBA Sales Commitments — 108.8% (Cost: $300,010,139)		299,643,644
	Par (000)
TBA Sales Commitments(j)
Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities, 6.00%, 12/15/54	$(500)	(511,925)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(510,645))		(511,925)
Total Investments, Net of TBA Sales Commitments — 108.6% (Cost: $299,499,494)		299,131,719
Liabilities in Excess of Other Assets — (8.6)%		(23,628,497)
Net Assets — 100.0%		$275,503,222

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,457,512	$—	$(2,497,042)(a)	$365	$(93)	$25,960,742	25,947,768	$1,040,061	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,313,962	49,668 (a)	—	—	—	1,363,630	1,363,630	10,500 (b)	—
				$365	$(93)	$27,324,372		$1,050,561	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$1,849,407	$—	$1,849,407
Corporate Bonds & Notes	—	64,091,780	—	64,091,780
Foreign Government Obligations	—	11,373,119	—	11,373,119
Municipal Debt Obligations	—	230,838	—	230,838
U.S. Government & Agency Obligations	—	194,774,128	—	194,774,128
Short-Term Securities
Money Market Funds	27,324,372	—	—	27,324,372
Liabilities
Investments
TBA Sales Commitments	—	(511,925)	—	(511,925)
	$27,324,372	$271,807,347	$—	$299,131,719

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury

GO	General Obligation
PIK	Payment-in-kind

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 5-10 Year USD Bond ETF

Portfolio Abbreviation (continued)
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced